Filed electronically with the Securities and Exchange Commission on
                                 July 27, 2001

                                                               File No. 33-34645
                                                               File No. 811-6103

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /___/

                         Pre-Effective Amendment No. __                  /___/
                         Post-Effective Amendment No. 21                 /_X_/
                                     and/or           --
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                  /___/

                                Amendment No. 23                         /_X_/
                                              --

                              INVESTORS CASH TRUST
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

                                Philip J. Collora
                              Investors Cash Trust
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                        ---------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/___/    Immediately upon filing pursuant to paragraph (b)
/___/         60 days after filing pursuant to paragraph (a)(1)
/___/         75 days after filing pursuant to paragraph (a)(2)
/_X_/         On July 27, 2001 pursuant to paragraph (b)
/___/         On ______________ pursuant to paragraph (a)(3)
/___/         On ______________ pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:
/_X_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                  Investors Cash Trust


                              Service Shares

                              P R O S P E C T U S


                              July 27, 2001



                              Government Securities Portfolio
                              Treasury Portfolio

















                              As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents


INVESTORS CASH TRUST





About the Portfolios                        Your Investment In the Portfolios

  1  Government Securities Portfolio         12  Policies You Should Know About

  5  Treasury Portfolio                      16  Understanding Distributions and Taxes

  9  Other Policies and Risks

 10  Who Manages the Portfolios

 11  Financial Highlights


                                                             TICKER SYMBOL IGSXX



Government Securities Portfolio

The Portfolio's Goal and Main Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements backed by these securities.


The portfolio may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund currently intends to buy securities whose remaining maturities are no more than 12 months.


Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as economic outlooks and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.


As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. In addition, as interest rates decrease or increase, the potential for capital appreciation or depreciation for floating and variable rate instruments is less than for fixed-rate obligations.


Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities are backed by the full faith and credit of the U.S. Government. There is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o over time, the real value of the portfolio's yield may be eroded by inflation

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

Performance

The bar chart shows how the total returns of the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares' returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


5.71    3.45    2.95    4.03    5.83    5.33    5.93    5.35    5.47    6.26
--------------------------------------------------------------------------------
1991    1992    1993    1994    1995    1996    1997    1998    1999    2000


Best Quarter: 1.62%, Q4 2000

Worst Quarter: 0.71%, Q1 1993

Year-to-date return as of 6/30/2001: 2.50%


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2000
--------------------------------------------------------------------------------

     1 Year            5 Years                     10 Years
--------------------------------------------------------------------------------
      6.26%             5.48%                       4.93%
--------------------------------------------------------------------------------



In the chart, total returns for 1991 through 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

7-day yield as of 12/31/2000: 6.32%

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Service Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------


Shareholder Fees (%)
(paid directly from your investment)      None
--------------------------------------------------------------------------------
Annual Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                            0.15%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                  None
--------------------------------------------------------------------------------
Other Expenses*                           0.14
--------------------------------------------------------------------------------
Total Annual Operating Expenses           0.29
--------------------------------------------------------------------------------
Expense Reimbursement**                   0.04
--------------------------------------------------------------------------------
Net Expenses**                            0.25
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

** By contract, total annual operating expenses are capped at 0.25% through 7/31/2002.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above (including one year of capped expenses), this example helps you compare this portfolio's Service Shares' expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years         10 Years
--------------------------------------------------------------------------------
     $26           $89          $159             $364
--------------------------------------------------------------------------------

                                                             TICKER SYMBOL ICTXX


Treasury Portfolio

The Portfolio's Goal and Main Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in short-term U.S. Treasury securities or in repurchase agreements backed by these securities. The timely payment of principal and interest on these securities is guaranteed by the full faith and credit of the U.S. government.

However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund currently intends to buy securities whose remaining maturities are no more than 12 months.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as economic outlooks and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well.

Because of the portfolio's high credit standards, its yield may be lower than the yields of money funds that don't limit their investments to government securities.

Other factors that could affect performance include:


o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o over time, the real value of the portfolio's yield may be eroded by inflation

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

Performance

The bar chart shows how the total returns of the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares' returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

3.33    2.89    4.02    5.75    5.20    5.75    5.21    5.30    6.09
--------------------------------------------------------------------------------
1992    1993    1994    1995    1996    1997    1998    1999    2000


Best Quarter: 1.57%, Q3 2000

Worst Quarter: 0.69%, Q4 1992

Year-to-date return as of 6/30/2001: 2.37%


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2000
--------------------------------------------------------------------------------

     1 Year            5 Years                Since Inception*
--------------------------------------------------------------------------------
      6.09%             5.32%                      4.73%
--------------------------------------------------------------------------------

*    Inception date for the Service Shares of the portfolio is 12/17/1991.

In the chart, total returns for 1992 through 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

7-day yield as of 12/31/2000: 6.09%

How Much Investors Pay

The fee table describes the fees and expenses that you may pay if you buy and hold Service Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------


Shareholder Fees (%)
(paid directly from your investment)      None
--------------------------------------------------------------------------------
Annual Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                            0.15%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee          None
--------------------------------------------------------------------------------
Other Expenses*                           0.37
--------------------------------------------------------------------------------
Total Annual Operating Expenses           0.52
--------------------------------------------------------------------------------
Expense Reimbursement**                   0.27
--------------------------------------------------------------------------------
Net Expenses**                            0.25
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

** By contract, total annual operating expenses are capped at 0.25% through 7/31/2002.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above (including one year of capped expenses), this example helps you compare this portfolio's Service Shares' expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years           10 Years
--------------------------------------------------------------------------------
     $26           $139         $264               $627
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:


o The investment advisor establishes a security's credit grade when it buys the security, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality falls below the minimum required for purchase by a portfolio, the security will be sold unless the investment advisor believes this would not be in the shareholders' best interests.

o This prospectus doesn't tell you about every policy or risk of investing in a portfolio. For more information, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).


Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages the Portfolios

The Investment Advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds and currently has more than $370 billion in assets under management.

The advisor takes a team approach to asset management, bringing together professionals from many investment disciplines. Supporting each team are the advisor's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

The advisor receives a management fee. Below are the actual rates paid by each portfolio for the 12 months through the most recent fiscal year end, as a percentage of average daily net assets.



------------------------------------------------------
Portfolio Name                          Fee Paid
------------------------------------------------------

Government Securities Portfolio          0.15%
------------------------------------------------------
Treasury Portfolio                       0.15%
------------------------------------------------------


The Portfolio Managers

The portfolio managers handle the day-to-day management of the portfolios.
Frank J. Rachwalski, Jr. serves as lead manager for each portfolio. Mr. Rachwalski joined the advisor in 1973 and began his investment career at that time. Mr. Rachwalski joined each portfolio at its inception, and has been responsible for the trading and portfolio management of money market funds since 1974. Christopher Proctor and Jerri I. Cohen serve as managers for each portfolio. Mr. Proctor joined the advisor and each portfolio's team in 1999. He began his investment career in 1990. Ms. Cohen joined the advisor in 1981 as an accountant and began her investment career in 1992 as a money market trader. Ms. Cohen joined each portfolio's team in 2001.



o Each portfolio is managed by a team of investment professionals who work together to develop the portfolio's investment strategies.

Financial Highlights

These tables are designed to help you understand the financial performance of each portfolio in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in a particular portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with each portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the last page).


-------------------------------------------------------------------------------------------------------------------
Government Securities Portfolio -- Service Shares
-------------------------------------------------------------------------------------------------------------------

Year ended March 31,                              2001          2000          1999          1998          1997
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $1.00          1.00          1.00          1.00          1.00
-------------------------------------------------------------------------------------------------------------------
   Net investment income                           .06           .05           .05           .05           .05
-------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment
   income                                         (.06)         (.05)         (.05)         (.05)         (.05)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $1.00          1.00          1.00          1.00          1.00
-------------------------------------------------------------------------------------------------------------------
Total return (%) (a)                              6.27          5.22          5.20          5.50          5.30
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)        289,004       264,292       490,127       312,194       168,933
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)    .29           .33           .33           .38           .32
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)     .25           .25           .25           .25           .25
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                6.06          4.98          5.05          5.37          5.17
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
Treasury Portfolio -- Service Shares
-------------------------------------------------------------------------------------------------------------------

Year ended March 31,                              2001          2000          1999          1998          1997
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $1.00          1.00          1.00          1.00          1.00
-------------------------------------------------------------------------------------------------------------------
   Net investment income                           .06           .05           .05           .05           .05
-------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment
   income                                         (.06)         (.05)         (.05)         (.05)         (.05)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $1.00          1.00          1.00          1.00          1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%) (a)                              6.10          5.08          5.03          5.34          5.15
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)         66,816        47,889        58,402        74,290        63,347
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)    .55(b)        .46           .37           .38           .37
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)     .25(b)        .25           .25           .25           .25
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                5.89          4.94          4.92          5.21          5.03
-------------------------------------------------------------------------------------------------------------------

(a)  Total return would have been lower had certain expenses not been reduced.

(b) The ratio of operating expenses excluding costs incurred with the reorganization before and after expense reductions is .52% and .25%, respectively.

Your Investment In the Portfolios

The following pages describe the main policies associated with buying and selling shares of the portfolios. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because these portfolios are available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.


Policies You Should Know About

The policies below may affect you as a shareholder. In any case where materials provided by your financial services firm contradict the information given here, you should follow the information in your firm's materials. Please note that a financial services firm may charge its own fees.


Keep in mind that the information in this prospectus applies only to each portfolio's Service Shares. The Government Securities Portfolio has two other share classes and the Treasury Portfolio has one other share class. The portfolios' additional classes are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce portfolio expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 231-8568.

Policies about transactions

Each portfolio is open for business each day the New York Stock Exchange is open. Normally, each portfolio calculates its share price three times every business day: at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time for Government Securities Portfolio, and 12:00 p.m., 2:00 p.m. and 4:00 p.m. Eastern time for Treasury Portfolio.

As noted earlier, each portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed.

For the Government Securities Portfolio, orders for purchase of shares received by wire transfer in the form of Federal Funds, if accepted, will be effected at the next determined share price calculated and will receive that day's dividend if effected at or prior to 4:00 p.m. Eastern time, otherwise such shares will receive the dividend for the next calendar day. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time, for effectiveness at the 4:00 p.m. Eastern time net asset value determination may be rejected based on certain guidelines. In particular, only investors known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the level of purchase orders received by the portfolio, the size of the order submitted, general market conditions, and the availability of investments for the portfolio.

For the Treasury Portfolio, shares purchased by wire will receive that day's dividend if effected at or prior to 2:00 p.m. Eastern time, otherwise, such shares will receive the dividend for the next calendar day.

Wire purchases should be directed to:

UMB Bank N.A.
(ABA #101-000-695)
10th and Grand Avenue
Kansas City, Missouri 64106

for credit to the appropriate portfolio bank account

(Government Securities Portfolio
44: 98-0120-0321-1; Treasury Portfolio
43: 98-7036-760-2) and for further credit to your account.

Earlier deadlines may be established for certain types of transactions. See the portfolios' Statement of Additional Information for more information.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 4:00 p.m. Eastern time for the Treasury Portfolio and 5:00 p.m. Eastern time for the Government Securities Portfolio on the next business day following receipt, and such shares will receive the dividend for the next calendar day following the day when the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares of a portfolio will be purchased.

Upon receipt by Scudder Investments Service Company of a request in the form described below, shares of a portfolio will be redeemed at the next determined net asset value. If processed at 4:00 p.m. Eastern time for the Treasury Portfolio and 5:00 p.m. Eastern time for the Government Securities Portfolio, the shareholder will receive that day's dividend. Requests received by Scudder Investments Service Company for expedited wire redemptions prior to 12:00 p.m. Eastern time, in the case of the Treasury Portfolio, and prior to 2:00 p.m. Eastern time, in the case of the Government Securities Portfolio, will result in shares being redeemed that day, and normally proceeds will be sent to the designated account that day. However, you will not receive that day's dividend.

When you want to sell more than $50,000 worth of shares or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokerages, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

If your shares are registered directly with the portfolios' transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

Scudder Investments Service Company
Attention: Transaction Processing
P.O. Box 219557
Kansas City, MO 64121

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: ten days) or when unusual circumstances prompt the SEC to allow further delays.

Your financial services firm may set its own minimum investment, although that set by each portfolio is as follows:

o    Minimum initial investment: $1,000,000

o    Subsequent investments may be made in any amount.

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.


How the portfolios calculate share price

The share price is the net asset value per share, or NAV. To calculate NAV, each share class of each portfolio uses the following equation:


     TOTAL ASSETS - TOTAL LIABILITIES
    ---------------------------------       = NAV
    TOTAL NUMBER OF SHARES OUTSTANDING

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:


o withhold 30.5% (30% in 2002 and 2003) of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding


o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o close your account and send you the proceeds if your balance falls below $1,000,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan)

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash

o    change, add or withdraw various services, fees and account policies

o    reject or limit purchases of shares for any reason

o    withdraw or suspend any part of the offering made by this prospectus

Understanding Distributions and Taxes

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) A portfolio may not always pay a distribution for a given period.


The portfolios intend to declare income dividends daily, and pay them monthly. The portfolios may make short- or long-term capital gains distributions in October, November or December, and may make additional distributions for tax purposes if necessary. Capital gains may be taxed at different rates depending on the length of time a portfolio holds its assets. Exchanges of portfolio shares or among other mutual funds may also be taxable events.


You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in portfolio shares (at NAV) or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

The following tables show the usual tax status of transactions in portfolio shares as well as that of any taxable distribution from a portfolio:


Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o income dividends you receive from the portfolios
--------------------------------------------------------------------------------
o short-term capital gains distributions received from the portfolios
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o long-term capital gains distributions received from the portfolios
--------------------------------------------------------------------------------

You will be sent detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

To Get More Information

Shareholder reports -- These have detailed performance figures, a list of everything each portfolio owns, and the portfolio's financial statements. Shareholders get the reports automatically. For more copies, call (800) 621-1048.

Statement of Additional Information (SAI) -- This tells you more about a portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments or the SEC (see below). If you like, you can look over these materials and other information about each portfolio at the SEC's Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments at (800) 621-1048.

SEC
Public Reference Section
Washington, DC 20549-0102
(800) 942-8090
www.sec.gov


SEC File Number
Investors Cash Trust                811-6103

                                                                       SCUDDER
                                                                     INVESTMENTS




Government Securities Portfolio



--------------------------------------------------------------------------------
July 27, 2001
--------------------------------------------------------------------------------


Scudder
Government Cash Institutional Shares


Fund #144






As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


GOVERNMENT SECURITIES PORTFOLIO -- GOVERNMENT CASH INSTITUTIONAL SHARES


About the Portfolio

  3   The Portfolio's Goal and
      Main Strategy

  4   Main Risks to Investors

  5   Performance

  6   How Much Investors Pay

  7   Other Policies and Risks

  7   Who Manages the Portfolio

  8   Financial Highlights

Your Investment In the Portfolio

  9   Policies You Should Know About

 10   How to Buy Shares

 11   How to Sell Shares

 15   Understanding Distributions
      and Taxes

--------------------------------------------------------------------------------

Government Securities Portfolio

The Portfolio's Goal and Main Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements backed by these securities.


The portfolio may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund currently intends to buy securities whose remaining maturities are no more than 12 months.


Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as economic outlooks and possible interest rate movements.

The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


--------------------------------------------------------------------------------
Money Fund Rules


To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o  individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.


As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. In addition, as interest rates decrease or increase, the potential for capital appreciation or depreciation for floating and variable rate instruments is less than for fixed-rate obligations.


Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities are backed by the full faith and credit of the U.S. Government. There is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o  over time, the real value of the portfolio may be eroded by inflation

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

Performance

The bar chart and table show the total returns for the portfolio's Institutional Shares' first complete calendar year. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Annual Total Return (%) as of 12/31/2000
--------------------------------------------------------------------------------



THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

2000   6.32



Best Quarter: 1.63%, Q4 2000

Worst Quarter: 1.40%, Q1 2000

Year-to-date return as of 6/30/2001: 2.54%



--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2000
--------------------------------------------------------------------------------

         1 Year             Since Inception*
------------------------------------------------
         6.32%                   6.27%
------------------------------------------------

* Inception date is 11/17/1999.

In the chart, total return for 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

7-day yield as of 12/31/2000: 6.44%

To find out current Institutional Shares performance, including yield information, contact your financial services firm from which you obtained this prospectus.

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------




Shareholder Fees (%)                          None
(paid directly from your investment)
--------------------------------------------------------
Annual Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------
Management Fee                                 0.15%
--------------------------------------------------------
Distribution (12b-1) Fee                       None
--------------------------------------------------------
Other Expenses*                                0.03
--------------------------------------------------------
Total Annual Operating Expenses                0.18
--------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

Based on the figures above, this example helps you compare the portfolio's Institutional Shares' expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

    1 Year       3 Years       5 Years      10 Years
-------------------------------------------------------
     $18           $58          $101          $230
-------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:


o The investment advisor establishes a security's credit grade when it buys the security, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality falls below the minimum required for purchase by the portfolio, the security will be sold unless the investment advisor believes this would not be in the shareholders' best interests.


o This prospectus doesn't tell you about every policy or risk of investing in the portfolio. For more information, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages the Portfolio

The Investment Advisor

The portfolio's investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds and currently has more than $370 billion in assets under management.

The advisor takes a team approach to asset management, bringing together professionals from many investment disciplines. Supporting each team are the advisor's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

The advisor receives a management fee. For the 12 months through the most recent fiscal year end, the portfolio paid management fees of 0.15% of its average daily net assets.


The Portfolio Managers

The portfolio managers handle the day-to-day management of the portfolio.

Frank J. Rachwalski, Jr. serves as lead manager for the portfolio. Mr. Rachwalski joined the advisor in 1973 and began his investment career at that time. Mr. Rachwalski joined the portfolio's team in 1990, and has been responsible for the trading and portfolio management of money market funds since 1974. Christopher Proctor and Jerri I. Cohen serve as managers for the portfolio. Mr. Proctor joined the advisor and the portfolio's team in 1999 and began his investment career in 1990. Ms. Cohen joined the advisor in 1981 as an accountant and began her investment career in 1992 as a money market trader. Ms. Cohen joined the portfolio's team in 2001.


o The portfolio is managed by a team of investment professionals who work together to develop the portfolio's investment strategies.

Financial Highlights

This table is designed to help you understand the financial performance of the portfolio's Institutional Shares for the most recent fiscal year. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the last page).

--------------------------------------------------------------------------------
Government Securities Portfolio -- Institutional Shares
--------------------------------------------------------------------------------

                                                            2001(a)      2000(b)
--------------------------------------------------------------------------------
Net asset value, beginning of period                     $    1.00     $    1.00
--------------------------------------------------------------------------------
  Net investment income                                        .06           .02
--------------------------------------------------------------------------------
  Less distributions from net investment income              (.06)         (.02)
--------------------------------------------------------------------------------
Net asset value, end of period                           $    1.00     $    1.00
--------------------------------------------------------------------------------
Total return (%)                                              6.35        2.07**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                    106,696       106,150
--------------------------------------------------------------------------------
Ratio of expenses (%)                                          .18          .22*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                            6.14         5.75*
--------------------------------------------------------------------------------

(a) For the year ended March 31, 2001.

(b) For the period November 17, 1999 (commencement of operations) to March 31, 2000.

*   Annualized

**  Not annualized

--------------------------------------------------------------------------------


Your Investment In the Portfolio

The following pages describe the main policies associated with buying and selling shares of the portfolio. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because this portfolio is available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.

Policies You Should Know About

The policies below may affect you as a shareholder. In any case where materials provided by your financial services firm contradict the information given here, you should follow the information in your firm's materials. Please note that a financial services firm may charge its own fees.

Keep in mind that the information in this prospectus applies only to the portfolio's Institutional Shares. The portfolio has two other share classes, which are described in separate prospectuses and which have different fees, requirements and services.


In order to reduce the amount of mail you receive and to help reduce portfolio expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 537-3177.

How to Buy Shares

Use these instructions to make investments.

Buying shares    First investment                      Additional investments
-------------------------------------------------------------------------------------
                 $1,000,000 or more for all accounts*  No minimum amount
-------------------------------------------------------------------------------------

By wire         o  Call (800) 537-3177 to open an     o  Instruct the wiring bank
                   account and get an account number     to transmit the specified
                                                         amount to UMB Bank, N.A.
                o  Instruct wiring bank to transmit      with the information
                   the specified amount to:              stated to the left.

                   UMB Bank, N.A.
                   10th and Grand Avenue
                   Kansas City, Missouri 64106

                   ABA Number 101-000-695
                   DDA #144:98-0120-0321-1

                   Attention: Government Securities
                   Portfolio -- Institutional Shares

                   Account (name(s) in which
                   registered)

                   Account Number and amount invested
                   in the portfolio

                o  Complete a purchase application
                   and send it to us at the address
                   below
-------------------------------------------------------------------------------------
By mail or      o  Fill out and sign a purchase       o  Send a check and a letter
express mail       application                           with your name, account
(see below)                                              number, the full name of
                                                         the portfolio and class,
                o  Send it to us at the address          and your investment
                   below, along with an investment       instructions to us at the
                   check made out to "Government         address below
                   Securities Portfolio"
-------------------------------------------------------------------------------------
Regular, express,    Scudder Investments Service Company,
registered, or       Institutional Funds Client Services
certified mail:      222 South Riverside Plaza, 33rd Floor
                     Chicago, IL 60606
-------------------------------------------------------------------------------------
Fax number:          (800) 537-9960
-------------------------------------------------------------------------------------
E-Mail address:      ifunds@scudder.com
-------------------------------------------------------------------------------------

* The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with Scudder Distributors, Inc. on behalf of the portfolio and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account. Investment minimums may also be waived for trustees and officers of Investors Cash Trust.

How to Sell Shares

Use these instructions to sell shares in your account.

Selling shares
-------------------------------------------------------------------------------------
By Expedited       If Expedited Redemption Service has been elected on the Purchase
Redemption Service Application on file with the Transfer Agent, redemption of
                   shares may be requested   by:

                  o  telephoning Client Services at (800) 537-3177

                  o  faxing a request to (800) 537-9960
-------------------------------------------------------------------------------------
By mail, express   Write a letter that includes:
mail or fax
                  o  the portfolio, class, and account number from which you want to sell shares

                  o  the dollar amount or number of shares you want to sell

                  o your name(s), signature(s), and address, as they appear on your account

                  o  a daytime telephone number

                   Mail the letter to:

                     Scudder Investments Service Company
                     Institutional Funds Client Services
                     222 South Riverside Plaza, 33rd Floor
                     Chicago, IL 60606

                   or fax to:
                   (800) 537-9960
-------------------------------------------------------------------------------------
By phone          o  Call (800) 537-3177 for instructions
-------------------------------------------------------------------------------------

Policies about transactions

The portfolio is open for business each day the New York Stock Exchange is open. Normally, the portfolio calculates its share price every business day at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time.

As noted earlier, the portfolio expects to maintain a stable $1.00 share price.


You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed.

Orders for purchase of shares received by wire transfer in the form of federal funds, if accepted, will be effected at the next determined share price calculated and will receive that day's dividend if effected at or prior to 4:00 p.m. Eastern time, otherwise such shares will receive the dividend for the next calendar day. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time for effectiveness at the 4:00 p.m. Eastern time net asset value determination may be rejected based on certain guidelines. In particular, only shareholders known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the level of purchase orders received by the portfolio, the size of the order submitted, general market conditions and the availability of investments for the portfolio. Shareholders that are known to the portfolio and who intend to submit wire purchase orders after 2:00 p.m. Eastern time should call (800) 537-3177. Investments by check will be effective at 5:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares of the portfolio will be purchased.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 2:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However you won't receive that day's dividend.

Earlier deadlines may be established for certain types of transactions. See the portfolio's Statement of Additional Information for more information.

Expedited Redemption Service allows you to have proceeds from your sales of fund shares wired directly to a bank account. To use this service, you'll need to designate the bank account in advance. Follow the instructions on your application. Expedited Redemption Service orders that arrive before 2:00 p.m. Eastern time will be processed that day, and we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.

When you want to sell more than $50,000 worth of shares or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokerages, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

With same-day redemptions through Expedited Redemption Service, money from shares you sell is normally sent out the same day we receive your order although you won't receive that day's dividend. Money from other orders is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays.

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

How the portfolio calculates share price

The share price is the net asset value per share, or NAV. To calculate NAV for the share class, the portfolio uses the following equation:

    TOTAL ASSETS - TOTAL
        LIABILITIES
   ----------------------   = NAV
   TOTAL NUMBER OF SHARES
        OUTSTANDING

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:


o withhold 30.5% (30% in 2002 and 2003) of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number


o close your account and send you the proceeds if your balance falls below the required minimum; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan)

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, the fund won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets

o  change, add or withdraw various services, fees and account policies


o  reject or limit purchases of shares for any reason without prior notice

o  withdraw or suspend any part of the offering made by this prospectus

Understanding Distributions and Taxes

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. The portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (The portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) The portfolio may not always pay a distribution for a given period.

The portfolio intends to declare income dividends daily, and pay them monthly. The portfolio may make short- or long-term capital gains distributions in October, November or December, and may make additional distributions for tax purposes if necessary. Capital gains may be taxable at different rates depending on the length of time the portfolio holds its assets. Exchanges of portfolio shares or among other mutual funds may also be taxable events.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV) or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

The following tables show the usual tax status of transactions in portfolio shares as well as that of any taxable distribution from the portfolio:

Generally taxed at ordinary income
rates
----------------------------------------
o short-term capital gains from
  selling portfolio shares
----------------------------------------
o income dividends you receive from
  the portfolio
----------------------------------------
o short-term capital gains
  distributions you receive from the
  portfolio
----------------------------------------
Generally taxed at capital gains rates
----------------------------------------
o long-term capital gains from selling
  portfolio shares
----------------------------------------
o long-term capital gains
  distributions you receive from the
  portfolio
----------------------------------------

You will be sent detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

         To Get More Information

         Shareholder reports -- These have detailed performance figures, a list of everything the portfolio owns, and the portfolio's financial statements. Shareholders get the reports automatically. For more copies, call (800) 621-1048.

         Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

         If you'd like to ask for copies of these documents, please contact Scudder Investments or the SEC (see below). If you like, you can look over these materials and other information about the portfolio at the SEC's Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments at (800) 621-1048.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Scudder Investments                          SEC
--------------------------------------------------------------------------------
         Institutional Funds Client Services          Public Reference
         222 South Riverside Plaza, 33rd Floor        Section
         Chicago, IL 60606-5808                       Washington, D.C.
         http://institutionalfunds.scudder.com        20549-0102
         (800) 537-3177                               www.sec.gov
                                                      (202) 942-8090



         SEC File Number
--------------------------------------------------------------------------------

         Investors Cash Trust                         811-6103




         Distributor
         Scudder Distributors, Inc.
         222 South Riverside Plaza Chicago, IL 60606-5808 www.scudder.com e-mail info@scudder.com
         Tel (800) 621-1048


         SCUDDER
         INVESTMENTS

         A member of [LOGO] Zurich Financial Services Group

                                                                     SCUDDER
                                                                     INVESTMENTS



                                Government Securities Portfolio

Prospectus


--------------------------------------------------------------------------------
                                July 27, 2001
--------------------------------------------------------------------------------


                                Government Cash Managed Shares
                                Fund #244





As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents


GOVERNMENT SECURITIES PORTFOLIO -- GOVERNMENT CASH MANAGED SHARES



About the Portfolio                     Your Investment In the Portfolio

  3   The Portfolio's Goal and            9   Policies You Should Know About
      Main Strategy
                                         10   How to Buy Shares
  4   Main Risks to Investors
                                         11   How to Sell Shares
  5   Performance
                                         15   Understanding Distributions
  6   How Much Investors Pay                  and Taxes

  7   Other Policies and Risks

  7   Who Manages the Portfolio

  8   Financial Highlights

Government Securities Portfolio


The Portfolio's Goal
and Main Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements backed by these securities.


The portfolio may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund currently intends to buy securities whose remaining maturities are no more than 12 months.


Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as economic outlooks and possible interest rate movements.

The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.


As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. In addition, as interest rates decrease or increase, the potential for capital appreciation or depreciation for floating and variable rate instruments is less than for fixed-rate obligations.


Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities are backed by the full faith and credit of the U.S. Government. There is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other matters

o over time, the real value of the portfolio's yield may be eroded by inflation

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

Performance

The bar chart and table show the total returns for the portfolio's Managed Shares' first complete calendar year. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


--------------------------------------------------------------------------------
Annual Total Return (%) as of 12/31/2000
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

2000      6.05

Best Quarter: 1.59%, Q4 2000

Worst Quarter: 1.32%, Q1 2000

Year-to-date return as of 6/30/2001: 2.43%


--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2000
--------------------------------------------------------------------------------

           1 Year                 Since Inception*
--------------------------------------------------------
           6.05%                       5.99%
--------------------------------------------------------

*   Inception date is 11/17/1999.

In the chart, total return for 2000 would have been lower if operating expenses hadn't been reduced. In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

7-day yield as of 12/31/2000: 6.28%

To find out current Managed Shares performance, including yield information, contact your financial services firm from which you obtained this prospectus.

How Much Investors Pay


This fee table describes the fees and expenses that you may pay if you buy and hold Managed Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)          None
--------------------------------------------------------
Annual Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------
Management Fee                                0.15%
--------------------------------------------------------
Distribution/Service (12b-1) Fee              0.15
--------------------------------------------------------
Other Expenses*                               0.13
--------------------------------------------------------
Total Annual Operating Expenses               0.43
--------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

Based on the figures above, this example helps you compare the portfolio's Managed Shares' expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

    1 Year        3 Years      5 Years      10 Years
--------------------------------------------------------
     $44           $138          $241         $542
--------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:


o The investment advisor establishes a security's credit grade when it buys the security, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality falls below the minimum required for purchase by the portfolio, the security will be sold unless the investment advisor believes this would not be in the shareholders' best interests.

o This prospectus doesn't tell you about every policy or risk of investing in the portfolio. For more information, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).


Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages the Portfolio

The Investment Advisor

The portfolio's investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds and currently has more than $370 billion in assets under management.


The advisor takes a team approach to asset management, bringing together professionals from many investment disciplines. Supporting each team are the advisor's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

The advisor receives a management fee. For the 12 months through the most recent fiscal year end, the portfolio paid management fees of 0.15% of its average daily net assets.


The Portfolio Managers

The portfolio managers handle the day-to-day management of the portfolio.


Frank J. Rachwalski, Jr. serves as lead manager for the portfolio. Mr. Rachwalski joined the advisor in 1973 and began his investment career at that time. Mr. Rachwalski joined the portfolio's team in 1990, and has been responsible for the trading and portfolio management of money market funds since 1974. Christopher Proctor and Jerri I. Cohen serve as managers for the portfolio. Mr. Proctor joined the advisor and the portfolio's team in 1999 and began his investment career in 1990. Ms. Cohen joined the advisor in 1981 as an accountant and began her investment career in 1992 as a money market trader. Ms. Cohen joined the portfolio's team in 2001.


o The portfolio is managed by a team of investment professionals who work together to develop the portfolio's investment strategies.

Financial Highlights


This table is designed to help you understand the financial performance of the portfolio's Managed Shares for the most recent fiscal year. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the last page).


--------------------------------------------------------------------------------
Government Securities Portfolio -- Managed Shares
--------------------------------------------------------------------------------

                                                         2001(a)       2000(b)
--------------------------------------------------------------------------------
Net asset value, beginning of period                  $    1.00          1.00
--------------------------------------------------------------------------------
  Net investment income                                     .06           .02
--------------------------------------------------------------------------------
  Less distributions from net investment income            (.06)         (.02)
--------------------------------------------------------------------------------
Net asset value, end of period                        $    1.00          1.00
--------------------------------------------------------------------------------
Total Return (%)                                           6.11          1.96**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                  92,110        41,161
--------------------------------------------------------------------------------
Ratio of expenses (%)                                       .43           .51*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                         5.88          5.44*
--------------------------------------------------------------------------------

(a)  For the year ended March 31, 2001.

(b) For the period November 17, 1999 (commencement of operations) to March 31, 2000.

*    Annualized

**   Not annualized

Your Investment In the Portfolio

The following pages describe the main policies associated with buying and selling shares of the portfolio. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because this portfolio is available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.

Policies You Should Know About

The policies below may affect you as a shareholder. In any case where materials provided by your financial services firm contradict the information given here, you should follow the information in your firm's materials. Please note that a financial services firm may charge its own fees.

Keep in mind that the information in this prospectus applies only to the portfolio's Managed Shares. The portfolio has two other share classes, which are described in separate prospectuses and which have different fees, requirements and services.


In order to reduce the amount of mail you receive and to help reduce portfolio expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 537-3177.

Rule 12b-1 Plan

The portfolio has adopted a plan under Rule 12b-1 for the portfolio's Government Cash Managed Shares that authorizes the payment of the shareholder services fee rate that is currently paid to Scudder Distributors, Inc., the principal underwriter. Under the 12b-1 plan, the portfolio pays an annual shareholder services fee, payable monthly, of 0.15% of the portfolio's average daily net assets. Because 12b-1 fees are paid out of the portfolio's assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than paying other types of sales charges.

How to Buy Shares

Use these instructions to make investments.

Buying shares    First investment                     Additional investments
-------------------------------------------------------------------------------------
                 $100,000 or more for all accounts*   o  $1,000 or more for regular
                                                         accounts

                                                      o  $100 or more for IRAs

                                                      o  $50 or more with an
                                                         automatic investment plan
-------------------------------------------------------------------------------------
By wire         o  Call (800) 537-3177 to open an     o  Instruct the wiring bank
                   account and get an account number     to transmit the specified
                                                         amount to UMB Bank, N.A.
                o  Instruct wiring bank to transmit      with the information
                   the specified amount to:              stated to the left.

                   UMB Bank, N.A.
                   10th and Grand Avenue
                   Kansas City, Missouri 64106

                   ABA Number 101-000-695
                   DDA #244:98-0120-0321-1

                   Attention: Government Securities
                   Portfolio -- Managed Shares

                   Account (name(s) in which
                   registered)

                   Account Number and amount
                   invested in the portfolio

                o  Complete a purchase application
                   and send it to us at the address
                   below
-------------------------------------------------------------------------------------
By mail or      o  Fill out and sign a purchase       o  Send a check and a letter
express mail       application                           with your name, account
(see below)                                              number, the full name of
                o  Send it to us at the address          the portfolio and class,
                   below, along with an investment       and your investment
                   check made out to "Government         instructions to us at the
                   Securities Portfolio"                 address below

-------------------------------------------------------------------------------------

With an automatic     o  To set up regular investments, call (800) 537-3177
investment plan
-------------------------------------------------------------------------------------
Regular, express,      Scudder Investments Service Company,
registered, or         Institutional Funds Client Services
certified mail:        222 South Riverside Plaza, 33rd Floor
                       Chicago, IL 60606
-------------------------------------------------------------------------------------
Fax number:            (800) 537-9960
-------------------------------------------------------------------------------------
E-Mail address:        ifunds@scudder.com
-------------------------------------------------------------------------------------

* The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with Scudder Distributors, Inc. on behalf of the portfolio and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account. Investment minimums may also be waived for trustees and officers of Investors Cash Trust.

How to Sell Shares

Use these instructions to sell shares in your account.


Selling shares
--------------------------------------------------------------------------------
By Expedited          If Expedited Redemption Service has been elected on the
Redemption Service    Purchase Application on file with the Transfer Agent,
                      redemption of shares may be requested by:

                      o  telephoning Client Services at (800) 537-3177

                      o  faxing a request to (800) 537-9960
--------------------------------------------------------------------------------
By mail, express      Write a letter that includes:
mail or fax           o  the portfolio, class, and account number from which you want to sell shares

                      o the dollar amount or number of shares you want to sell

                      o your name(s), signature(s), and address, as they appear
                        on your account

                      o  a daytime telephone number

                      Mail the letter to:

                         Scudder Investments Service Company
                         Institutional Funds Client Services
                         222 South Riverside Plaza, 33rd Floor
                         Chicago, IL 60606

                      or fax to:
                         (800) 537-9960
--------------------------------------------------------------------------------
By phone              o  Call (800) 537-3177 for instructions
--------------------------------------------------------------------------------
With an automatic     o  To set up regular cash payments from your account,
investment plan          call (800) 537-3177
--------------------------------------------------------------------------------
Using Checkwriting    o  Call (800) 537-3177
--------------------------------------------------------------------------------

Policies about transactions

The portfolio is open for business each day the New York Stock Exchange is open. Normally, the portfolio calculates its share price every business day at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time.

As noted earlier, the portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed.

Orders for purchase of shares received by wire transfer in the form of federal funds, if accepted, will be effected at the next determined share price calculated and will receive that day's dividend if effected at or prior to 4:00 p.m. Eastern time, otherwise such shares will receive the dividend for the next calendar day. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time for effectiveness at the 4:00 p.m. Eastern time net asset value determination may be rejected based on certain guidelines. In particular, only shareholders known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the level of purchase orders received by the portfolio, the size of the order submitted, general market conditions and the availability of investments for the portfolio. Shareholders that are known to the portfolio and intend to submit wire purchase orders after 2:00 p.m. Eastern time should call (800) 537-3177. Investments by check will be effective at 5:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares of the portfolio will be purchased.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 2:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However you won't receive that day's dividend.

Earlier deadlines may be established for certain types of transactions. See the portfolio's Statement of Additional Information for more information.

Expedited Redemption Service allows you to have proceeds from your sales of fund shares wired directly to a bank account. To use this service, you'll need to designate the bank account in advance. Follow the instructions on your application. Expedited Redemption Service orders that arrive before 2:00 p.m. Eastern time will be processed that day, and we will normally wire you the proceeds on the same day. However, you won't receive that day's dividend.

Checkwriting lets you sell portfolio shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $1,000 or for more than $5,000,000. A $10 service charge will be assessed for checks that are written for less than $1,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us.

When you want to sell more than $50,000 worth of shares or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokerages, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

If you purchased your shares directly from the portfolio's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

Scudder Investments Service Company
Attention: Transaction Processing
P.O. Box 219557
Kansas City, MO 64121

With same-day redemptions through Expedited Redemption Service, money from shares you sell is normally sent out the same day we receive your order, although you won't receive that day's dividend. Money from other orders is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay:
10 days) or when unusual circumstances prompt the SEC to allow further delays.

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.


How the portfolio calculates share price

The share price is the net asset value per share, or NAV. To calculate NAV for the share class, the portfolio uses the following equation:



    TOTAL ASSETS - TOTAL
         LIABILITIES
   ----------------------  = NAV
   TOTAL NUMBER OF SHARES
         OUTSTANDING

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:


o withhold 30.5% (30% in 2002 and 2003) of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding


o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o close your account and send you the proceeds if your balance falls below the required minimum; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan)

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, the fund won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets

o    change, add or withdraw various services, fees and account policies

o    reject or limit purchases of shares for any reason without prior notice

o    withdraw or suspend any part of the offering made by this prospectus

Understanding Distributions and Taxes

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. The portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (The portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) The portfolio may not always pay a distribution for a given period.

The portfolio intends to declare income dividends daily, and pay them monthly. The portfolio may make short- or long-term capital gains distributions in October, November or December, and may make additional distributions for tax purposes if necessary. Capital gains may be taxable at different rates depending on the length of time the portfolio holds its assets. Exchanges of portfolio shares or among other mutual funds may also be taxable events.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV) or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

The following tables show the usual tax status of transactions in portfolio shares as well as that of any taxable distribution from the portfolio:

Generally taxed at ordinary income
rates
----------------------------------------
o short-term capital gains from
  selling portfolio shares
----------------------------------------
o income dividends you receive from
  the portfolio
----------------------------------------
o short-term capital gains
  distributions you receive from the
  portfolio
----------------------------------------

Generally taxed at capital gains rates
----------------------------------------
o long-term capital gains from selling
  portfolio shares
----------------------------------------
o long-term capital gains
  distributions you receive from the
  portfolio
----------------------------------------

You will be sent detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

To Get More Information

Shareholder reports -- These have detailed performance figures, a list of everything the portfolio owns, and the portfolio's financial statements. Shareholders get the reports automatically. For more copies, call (800) 621-1048.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments or the SEC (see below). If you like, you can look over these materials and other information about the portfolio at the SEC's Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments at
(800) 621-1048.



Scudder Investments                          SEC
------------------------------------------------------------------------
Institutional Funds Client Services          Public Reference Section
222 South Riverside Plaza, 33rd Floor        Washington, D.C. 20549-0102
Chicago, IL 60606-5808                       www.sec.gov
http://institutionalfunds.scudder.com        (202) 942-8090
(800) 537-3177


SEC File Number
------------------------------------------------------------------------
Investors Cash Trust                         811-6103






Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza Chicago, IL 60606-5808 www.scudder.com e-mail info@scudder.com
Tel (800) 621-1048

SCUDDER
INVESTMENTS

A member of [LOGO] Zurich Scudder Investment

Premier Money Market Shares

                P R O S P E C T U S


                July 27, 2001






                Money Market Portfolio

                Government Securities Portfolio

                Tax-Exempt Portfolio

                Treasury Portfolio

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents

PREMIER MONEY MARKET SHARES

About The Portfolios                       Your Investment In The Portfolios

     1  Money Market Portfolio             22  Policies You Should Know About

     5  Government Securities Portfolio    26  Understanding Distributions And
                                               Taxes
     9  Tax-Exempt Portfolio

    13  Treasury Portfolio

    17  Other Policies And Risks

    18  Who Manages The Portfolios

    19  Financial Highlights

--------------------------------------------------------------------------------

Money Market Portfolio

The Portfolio's Goal And Main Strategy

The portfolio seeks maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing primarily in high quality short-term securities, as well as certain repurchase agreements.


The portfolio may buy securities from many types of issuers, including the U.S. government, banks (both U.S. banks and U.S. branches of foreign banks), corporations, and municipalities. The portfolio will normally invest at least 25% of total assets in bank obligations. The portfolio may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the portfolio buys must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio focuses its investments on securities that are in the top credit grade for short-term debt securities and securities whose remaining maturities are no more than 12 months.


Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements.

The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars

Main Risks To Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.


As with most money market portfolios, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. In addition, as interest rates decrease or increase, the potential for capital appreciation or depreciation for floating and variable rate instruments is less than for fixed-rate obligations.


Investments by the portfolio in Eurodollar certificates of deposit issued by London branches of U.S. banks, and different obligations issued by foreign entities, including U.S. branches of foreign banks, involve additional risks than investments in securities of domestic branches of U.S. banks. These risks include, but are not limited to, future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, or interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other factors

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o over time, the real value of the portfolio's yield may be eroded by inflation

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

Performance

The bar chart shows how the total returns for the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Premier Money Market Shares do not have a full calendar year of performance, therefore past performance data is not provided with respect to Premier Money Market Shares. Although Service Shares are not offered in this prospectus, they are invested in the same portfolio of securities. Service Shares annual returns differ only to the extent that the classes have different fees and expenses.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                  1991                  5.36
                  1992                  2.99
                  1993                  2.39
                  1994                  3.51
                  1995                  5.13
                  1996                  4.64
                  1997                  4.80
                  1998                  4.69
                  1999                  4.38
                  2000                  5.63

Best Quarter: 1.58%, Q1 1991
Worst Quarter: 0.57%, Q2 1993
Year-to-date return for the portfolio's Service Shares as of 6/30/2001: 2.19%

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2000
--------------------------------------------------------------------------------

     1 Year            5 Years                   10 Years
--------------------------------------------------------------------------------
      5.63%             4.81%                     4.34%
--------------------------------------------------------------------------------

In both the chart and table, total returns for 1991 through 2000 would have been lower if operating expenses hadn't been reduced.


7-day yield for the portfolio's Service Shares as of 12/31/2000: 5.68%


To find out Premier Money Market Shares performance, including yield information, contact your financial services firm from which you obtained this prospectus.

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Premier Money Market Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)                         None
--------------------------------------------------------------------------------
Annual Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                               0.16%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                     0.25
--------------------------------------------------------------------------------
Other Expenses*                                              0.54
--------------------------------------------------------------------------------
Total Annual Operating Expenses                              0.95
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Premier Money Market Shares' expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years         10 Years
--------------------------------------------------------------------------------
     $97           $303         $525            $1,166
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Government Securities Portfolio

The Portfolio's Goal And Main Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements backed by these securities.

The portfolio may also invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund currently intends to buy securities whose remaining maturities are no more than 12 months.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as economic outlook and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars

Main Risks To Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

As with most money market portfolios, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well. In addition, as interest rates decrease or increase, the potential for capital appreciation or depreciation for floating and variable rate instruments is less than for fixed-rate obligations.

Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities are backed by the full faith and credit of the U.S. Government. There is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other factors

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o over time, the real value of the portfolio's yield may be eroded by inflation

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

Performance

The bar chart shows how the total returns for the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Premier Money Market Shares do not have a full calendar year of performance, therefore past performance data is not provided with respect to Premier Money Market Shares. Although Service Shares are not offered in this prospectus, they are invested in the same portfolio of securities. Service Shares annual returns differ only to the extent that the classes have different fees and expenses.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                  1991                 5.29
                  1992                 3.05
                  1993                 2.42
                  1994                 3.51
                  1995                 5.19
                  1996                 4.70
                  1997                 4.79
                  1998                 4.56
                  1999                 4.21
                  2000                 5.49

Best Quarter: 1.46%, Q1 1991
Worst Quarter: 0.59%, Q2 1993
Year-to-date return for the portfolio's Service Shares as of 6/30/2001: 2.13%

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2000
--------------------------------------------------------------------------------

     1 Year            5 Years                   10 Years
--------------------------------------------------------------------------------
      5.49%             4.74%                     4.31%
--------------------------------------------------------------------------------

In both the chart and table, total returns for 1991 through 2000 would have been lower if operating expenses hadn't been reduced.


7-day yield for the portfolio's Service Shares as of 12/31/2000: 5.52%


To find out Premier Money Market Shares performance, including yield information, contact your financial services firm from which you obtained this prospectus.

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Premier Money Market Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)                         None
--------------------------------------------------------------------------------
Annual Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                               0.16%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                     0.25
--------------------------------------------------------------------------------
Other Expenses*                                              0.55
--------------------------------------------------------------------------------
Total Annual Operating Expenses                              0.96
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Premier Money Market Shares' expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
     $98           $306         $531         $1,178
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Tax-Exempt Portfolio

The Portfolio's Goal And Main Strategy


The portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

The portfolio seeks to provide income exempt from regular federal income tax and stability of principal through investments in high quality short-term municipal securities. The portfolio normally invests at least 80% of net assets in municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT). This policy is fundamental and may not be changed without shareholder approval.


The portfolio may buy many types of municipal securities, including industrial development bonds, but all must meet the rules for money market portfolio investments (see sidebar). In addition, the portfolio focuses its investments on securities that are in the top credit grade for short-term debt securities and securities whose remaining maturities are no more than 12 months.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements.


The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars

Main Risks To Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

As with most money market portfolios, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well.

The municipal securities market is narrower and less liquid, with fewer investors, issuers and market makers, than the taxable securities market. The more limited marketability of municipal securities may make it more difficult in certain circumstances to dispose of large investments advantageously.

Industrial development bonds, which are municipal securities, generally do not constitute the pledge of the credit of the issuer of such bonds. The portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.

To the extent that the portfolio invests in taxable securities, a portion of its income would be taxable.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other factors

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o political or legal actions could change the way the portfolio's dividends are taxed, particularly in certain states or localities

o over time, the real value of the portfolio's yield may be eroded by inflation


o securities that rely on third-party guarantors to raise their credit quality could decline in price or go into default if the financial condition of the guarantor deteriorates


An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

Performance

The bar chart shows how the total returns for the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Premier Money Market Shares do not have a full calendar year of performance, therefore past performance data is not provided with respect to Premier Money Market Shares. Although Service Shares are not offered in this prospectus, they are invested in the same portfolio of securities. Service Shares annual returns differ only to the extent that the classes have different fees and expenses.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                  1991                 3.91
                  1992                 2.42
                  1993                 1.84
                  1994                 2.32
                  1995                 3.32
                  1996                 2.85
                  1997                 2.90
                  1998                 2.70
                  1999                 2.42
                  2000                 3.32

Best Quarter: 0.98%, Q1 1991
Worst Quarter: 0.44%, Q1 1994
Year-to-date return for the portfolio's Service Shares as of 6/30/2001: 1.23%

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2000
--------------------------------------------------------------------------------

     1 Year            5 Years                   10 Years
--------------------------------------------------------------------------------
      3.32%             2.84%                     2.80%
--------------------------------------------------------------------------------

In both the chart and table, total returns for 1991 through 2000 would have been lower if operating expenses hadn't been reduced.


7-day yield for the portfolio's Service Shares as of 12/31/2000: 3.66%


To find out Premier Money Market Shares performance, including yield information, contact your financial services firm from which you obtained this prospectus.

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Premier Money Market Shares of the portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)                         None
--------------------------------------------------------------------------------
Annual Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                               0.16%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                     0.25
--------------------------------------------------------------------------------
Other Expenses*                                              0.56
--------------------------------------------------------------------------------
Total Annual Operating Expenses                              0.97
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Premier Money Market Shares' expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years           10 Years
--------------------------------------------------------------------------------
     $99           $309         $536             $1,190
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Treasury Portfolio

The Portfolio's Goal And Main Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

The portfolio pursues its goal by investing exclusively in short-term U.S. Treasury securities or in repurchase agreements backed by these securities. The timely payment of principal and interest on these securities is guaranteed by the full faith and credit of the U.S. government.

However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund currently intends to buy securities whose remaining maturities are no more than 12 months.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as economic outlooks and possible interest rate movements. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the portfolio's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and be denominated in U.S. dollars

Main Risks To Investors

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

As with most money market funds, the most important factor is short-term market interest rates. The portfolio's yield tends to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well.

Because of the portfolio's high credit standards, its yield may be lower than the yields of money funds that don't limit their investments to government securities.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other factors

o over time, the real value of the portfolio's yield may be eroded by inflation

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

Performance

The bar chart shows how the total returns for the portfolio's Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio's Service Shares' returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Premier Money Market Shares do not have a full calendar year of performance, therefore past performance data is not provided. Although Service Shares are not offered in this prospectus, they are invested in the same portfolio of securities. Service Shares annual returns differ only to the extent that the classes have different fees and expenses.


--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                  1992                 3.33
                  1993                 2.89
                  1994                 4.02
                  1995                 5.75
                  1996                 5.20
                  1997                 5.75
                  1998                 5.21
                  1999                 5.30
                  2000                 6.09


Best Quarter: 1.57%, Q3 2000
Worst Quarter: 0.69%, Q4 1992
Year-to-date return for the portfolio's Service Shares as of 6/30/2001: 2.02%

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/2000
--------------------------------------------------------------------------------

     1 Year            5 Years                   10 Years
--------------------------------------------------------------------------------
      6.09%             5.32%                     4.73%
--------------------------------------------------------------------------------

*    Inception date for the portfolio's Service Shares is 12/17/1991.

In the chart, total returns for 1992 through 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.


7-day yield for the portfolio's Service Shares as of 12/31/2000: 5.52%


To find out Premier Money Market Shares performance, including yield information, contact your financial services firm from which you obtained this prospectus.

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Premier Money Market Shares of this portfolio. This information doesn't include any fees that may be charged by your financial services firm.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)                         None
--------------------------------------------------------------------------------
Annual Operating Expenses (%)
(deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fee                                               0.15%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                     0.25
--------------------------------------------------------------------------------
Other Expenses*                                              0.70
--------------------------------------------------------------------------------
Total Annual Operating Expenses                              1.10
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

** The advisor has voluntarily capped expenses at a level below the total annual operating expenses shown above. This voluntary expense cap may be terminated at any time at the option of the advisor.

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

Based on the figures above, this example helps you compare the portfolio's Premier Money Market Shares' expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

    1 Year       3 Years       5 Years        10 Years
--------------------------------------------------------------------------------
     $112          $350         $606           $1,340
--------------------------------------------------------------------------------

Other Policies And Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o As a temporary defensive measure, the Tax-Exempt Portfolio could invest in taxable money market securities. This would mean that the portfolio was not pursuing its goal.


o The investment advisor establishes a security's credit grade when it buys the security, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality falls below the minimum required for purchase by a portfolio, the security will be sold unless the investment advisor believes this would not be in the shareholders' best interests.


o This prospectus doesn't tell you about every policy or risk of investing in a portfolio. For more information on these, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages The Portfolios

The Investment Advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds and currently has more than $370 billion in assets under management.

The advisor takes a team approach to asset management, bringing together professionals from many investment disciplines. Supporting each team are the advisor's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.

The advisor receives a management fee. Below are the actual rates paid by each portfolio for the 12 months through the most recent fiscal year end, as a percentage of daily net assets.


------------------------------------------------------
Portfolio Name                          Fee Paid
------------------------------------------------------

Money Market Portfolio              0.16%
------------------------------------------------------
Government Securities Portfolio     0.16%
------------------------------------------------------
Tax-Exempt Portfolio                0.16%
------------------------------------------------------
Treasury Portfolio                  0.15%
------------------------------------------------------


The Portfolio Managers

The portfolio managers handle the day-to-day management of each portfolio. Frank
J. Rachwalski, Jr. serves as lead manager for each portfolio.

Mr. Rachwalski joined the advisor in 1973 and began his investment career at that time. Mr. Rachwalski joined each portfolio at its inception, and has been responsible for the trading and portfolio management of money market funds since 1974.


Money Market Portfolio -- Geoffrey Gibbs and Jerri I. Cohen serve as managers for the portfolio. Mr. Gibbs joined the advisor in 1996 and began his investment career in 1994. Mr. Gibbs joined the portfolio in 1999. Ms. Cohen joined the advisor in 1981 as an accountant and began her investment career in 1992 as a money market trader. Ms. Cohen joined the portfolio in 2001.

Government Securities Portfolio and Treasury Portfolio-- Jerri I. Cohen and Christopher Proctor serve as managers for the portfolios. Ms. Cohen joined the advisor in 1981 as an accountant and began her investment career in 1992 as a money market trader. Ms. Cohen joined the Government Portfolio in 2001 and the Treasury Portfolio in 1998. Mr. Proctor joined the advisor in 1999 and began his investment career in 1990. Mr. Proctor joined the portfolios in 2001.

Tax-Exempt Portfolio -- Jerri I. Cohen and Elizabeth Meyer serve as managers for the portfolio. Ms. Cohen joined the advisor in 1981 as an accountant and began her investment career in 1992 as a money market trader. Ms. Cohen joined the portfolio in 1998. Ms. Meyer joined the advisor in 1986 in the investment trust department. She began her investment career in 1992 as a performance analyst. She joined the portfolio's team in 2001.


o The portfolios are managed by a team of investment professionals who work together to develop the portfolios' investment strategies.

Financial Highlights

These tables are designed to help you understand the financial performance of each portfolio's Premier Money Market Shares for the most recent fiscal year. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in a particular portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with each portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the last page).

-------------------------------------------------------------------------------------------------------------------
Money Market Portfolio -- Premier Money Market Shares
-------------------------------------------------------------------------------------------------------------------
Period ended April 30,                                                                     2001         2000(a)
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $    1.00     $    1.00
-------------------------------------------------------------------------------------------------------------------
   Net investment income                                                                    .05           .01
-------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                           (.05)         (.01)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $    1.00     $    1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%) (b)                                                                       5.56           .94%**
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                               2,235,860        11,359
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                             .97(c)        .98*
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                              .96(c)        .95*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                         5.37          5.19*
-------------------------------------------------------------------------------------------------------------------

(a) For the period February 23, 2000 (commencement of operations) to April 30, 2000.
(b)  Total return would have been lower had certain expenses not been reduced.
(c) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .95% and .95%, respectively.
*    Annualized
**   Not annualized

-------------------------------------------------------------------------------------------------------------------
Government Securities Portfolio -- Premier Money Market Shares
-------------------------------------------------------------------------------------------------------------------
Period ended April 30,                                                                      2001        2000(a)
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $    1.00     $    1.00
-------------------------------------------------------------------------------------------------------------------
   Net investment income                                                                     .05           .01
-------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                            (.05)         (.01)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $    1.00     $    1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                            5.46(b)        .84**
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                1,299,634         3,708
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                              .98(c)       1.00*
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                               .97(c)       1.00*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                          5.24          5.01*
-------------------------------------------------------------------------------------------------------------------

(a)  For the period March 1, 2000 (commencement of operations) to April 30,
     2000.
(b)  Total return would have been lower had certain expenses not been reduced.
(c) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .96% and .96%, respectively.
*    Annualized
**   Not annualized

-------------------------------------------------------------------------------------------------------------------
Tax-Exempt Portfolio -- Premier Money Market Shares
-------------------------------------------------------------------------------------------------------------------
Period ended April 30,                                                                      2001        2000(a)
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $    1.00     $    1.00
-------------------------------------------------------------------------------------------------------------------
   Net investment income                                                                     .03           .01
-------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                            (.03)         (.01)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $    1.00     $    1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                            3.21           .45**
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                   86,705           402
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                              .97(b)        .96*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                          3.06          3.05*
-------------------------------------------------------------------------------------------------------------------

(a)  For the period March 7, 2000 to April 30, 2000.
(b) The ratio of operating expenses excluding costs incurred in connection with the reorganization was .97%.
*    Annualized
**   Not annualized

-------------------------------------------------------------------------------------------------------------------
Treasury Portfolio -- Premier Money Market Shares
-------------------------------------------------------------------------------------------------------------------
                                                                                                        2001(a)
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                 $    1.00
-------------------------------------------------------------------------------------------------------------------
   Net investment income                                                                                   .05
-------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                                          (.05)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                       $    1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%) (b)                                                                                      5.04**
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                                 21,675
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                                           1.12*(c)
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                                            1.00*(c)
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                                        5.20*
-------------------------------------------------------------------------------------------------------------------

(a)  For the period April 28, 2000 (commencement of operations) to March 31,
     2001.
(b)  Total return would have been lower had certain expenses not been reduced.
(c) The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 1.10% and 1.00%, respectively.
*    Annualized
**   Not annualized

--------------------------------------------------------------------------------

Your Investment In The Portfolios

The following pages describe the main policies associated with buying and selling shares of the portfolios. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because these portfolios are available only through a financial services firm, such as a broker or financial institution, you should contact a representative of your financial services firm for instructions on how to buy or sell portfolio shares.

Policies You Should Know About

The policies below may affect you as a shareholder. In any case where materials provided by your financial services firm contradict the information given here, you should follow the information in your firm's materials. Please note that a financial services firm may charge its own fees.


Keep in mind that the information in this prospectus applies only to each portfolio's Premier Money Market Shares. Money Market Portfolio and Tax-Exempt Portfolio each have three other share classes; Government Securities Portfolio and Treasury Portfolio each have one other share class. The portfolios' additional classes are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce portfolio expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-231-8568.


Rule 12b-1 Plan

Each portfolio has adopted a plan under Rule 12b-1 for each portfolio's Premier Money Market Shares that provides for fees payable as an expense of a portfolio that are used by the principal underwriter to pay for distribution and services for that portfolio. Under the 12b-1 plan, each portfolio pays an annual distribution services fee, payable monthly, of 0.25% of that portfolio's average daily net assets. Because 12b-1 fees are paid out of the portfolios' assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than paying other types of sales charges.

Policies about transactions

The portfolios are open for business each day the New York Stock Exchange is open. Normally, the portfolios calculate their share prices every business day: at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time for Money Market Portfolio; at 12:00 p.m., 2:00 p.m. and 4:00 p.m. Eastern time for Treasury Portfolio; at 12:00 p.m., 2:00 p.m., 4:00 p.m. and 9:00 p.m. Eastern time for Government Securities Portfolio; and at 12:00 p.m. and 4:00 p.m. Eastern time for Tax-Exempt Portfolio.

As noted earlier, each portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through financial services firms must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your financial services firm should be able to tell you when your order will be processed.

For Government Securities Portfolio and Treasury Portfolio, wire transactions that arrive by 2:00 p.m. Eastern time (12:00 p.m. Eastern time for Tax-Exempt Portfolio) will receive that day's dividend. Wire transactions received by 4:00 p.m. Eastern time (for Tax-Exempt Portfolio and Treasury Portfolio) or 9:00 p.m. (for Government Securities Portfolio) will start to accrue dividends the next calendar day. Investments by check will be effective at 4:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day. Confirmed share purchases that are effective at 9:00 p.m. Eastern time for Government Securities Portfolio will receive dividends upon receipt of payment in accordance with the time provisions above. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares of a portfolio will be purchased.

For Money Market Portfolio, wire transactions that arrive by 4:00 p.m. Eastern time will receive that day's dividend. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time, for effectiveness at the 4:00 p.m. Eastern time net asset value determination may be rejected based upon certain guidelines. In particular, only investors known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the level of purchase orders received by the portfolio, the size of the order submitted, general market conditions, and the availability of investments for the portfolio. Investments by check will be effective at 5:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such checks before shares of a portfolio will be purchased.

Wire purchase orders should be directed to:

UMB Bank N.A.
(ABA #101-000-695)
10th and Grand Avenue,
Kansas City, Missouri 64106

for credit to the appropriate portfolio bank account (Money Market Portfolio 346: 98-0119-980-3; Government Securities Portfolio 347: 98-0119-983-8;
Tax-Exempt Portfolio 348: 98-0119-985-4; Treasury Portfolio 343: 98-7036-760-2)
and further credit to your account number.


When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 12:00 p.m. Eastern time (4:00 p.m. Eastern time for Money Market Portfolio) and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However you won't receive that day's dividend.


Checkwriting lets you sell portfolio shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $100 or for more than $5,000,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us.

When you want to sell more than $50,000 worth of shares or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokerages, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

If you purchased your shares directly from the portfolio's transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

Scudder Investments Service Company
Attention: Transaction Processing
P.O. Box 219557
Kansas City, MO 64121

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although for Government Securities, Tax-Exempt and Treasury Portfolios only it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: ten days) or when unusual circumstances prompt the SEC to allow further delays. Redemption payments may also be delayed in the event of closings of the Federal Reserve Bank's wire payment system.

You may obtain additional information about other ways to sell your shares by contacting your financial services firm.

Your financial services firm may set its own minimum investments, although those set by each portfolio are as follows:

o    Minimum initial investment: $1,000

o    Minimum additional investment: $100

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.


How the portfolios calculate share price

For each portfolio the share price is the net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:


        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:


o withhold 30.5% (30% in 2002 and 2003) of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding


o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts)


o for Government Securities, Tax-Exempt and Treasury Portfolios only, pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, a portfolio won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a portfolio's net assets


o    change, add or withdraw various services, fees and account policies

o    reject or limit purchases of shares for any reason without prior notice

o    withdraw or suspend any part of the offering made by this prospectus

Understanding Distributions And Taxes

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A portfolio's earnings are separate from any gains or losses stemming from your own purchase of shares.) A portfolio may not always pay a distribution for a given period.

The portfolios intend to declare income dividends daily, and pay them monthly. The portfolios may make short- or long-term capital gains distributions in October, November or December, and may make additional distributions for tax purposes if necessary. Capital gains may be taxable at different rates depending on the length of time the portfolio holds its assets. Exchanges of portfolio shares or among other mutual funds may also be taxable events.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV) or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Dividends from Tax-Exempt Portfolio are generally tax-free for most shareholders, meaning that investors can receive them without incurring federal income tax liability. However, there are a few exceptions:

o a portion of Tax-Exempt Portfolio's dividends may be taxable as ordinary income if it came from investments in taxable securities

o because Tax-Exempt Portfolio can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax
     (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distribution from a portfolio:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o income dividends you receive from a portfolio
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from a portfolio
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling portfolio shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive from a portfolio
--------------------------------------------------------------------------------

You will be sent detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

To Get More Information

Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. They also have detailed performance figures, a list of everything each portfolio owns, and each portfolio's financial statements. Shareholders get the reports automatically. For more copies, call (800) 621-1048.

Statement of Additional Information (SAI) -- This tells you more about a portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments or the SEC (see below). If you like, you can look over these materials and other information about the portfolios at the SEC's Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments.

SEC
Public Reference Section
Washington, DC 20549-0102
1-800-942-8090
www.sec.gov


SEC File Numbers:

Cash Account Trust                  811-5970
Money Market Portfolio
Government Securities Portfolio
Tax-Exempt Portfolio

Investors Cash Trust
Treasury Portfolio                  811-6103

                              INVESTORS CASH TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 27, 2001


                                Service Shares of

                         Government Securities Portfolio
                               Treasury Portfolio

               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-231-8568



     This Statement of Additional Information contains information about the Service Shares of the Government Securities Portfolio and Treasury Portfolio (each a "Portfolio", collectively the "Portfolios") offered by Investors Cash Trust (the "Trust") an open-end diversified management investment company. This combined Statement of Additional information is not a prospectus and should be read in conjunction with the prospectus for the Service Shares of the Government Securities Portfolio and Treasury Portfolio (each, a "Portfolio", collectively, the "Portfolios") dated July 27, 2001. The prospectus may be obtained without charge from the Trust, and is also available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).



                                  ------------

                                TABLE OF CONTENTS

                                                                      Page
                                                                      ----



INVESTMENT RESTRICTIONS...................................................1

INVESTMENT POLICIES AND TECHNIQUES........................................2

INVESTMENT ADVISOR AND SHAREHOLDER SERVICES...............................4

PORTFOLIO TRANSACTIONS....................................................7

PURCHASE AND REDEMPTION OF SHARES.........................................8

INTERNET ACCESS..........................................................11

DIVIDENDS, TAXES AND NET ASSET VALUE.....................................11

PERFORMANCE..............................................................13

OFFICERS AND TRUSTEES....................................................14

SPECIAL FEATURES.........................................................17

SHAREHOLDER RIGHTS.......................................................18



The financial statements appearing in the Fund's 2001 Annual Report to Shareholders are incorporated herein by reference. The Fund's Annual Report accompanies this Statement of Additional Information, and may be obtained without charge by calling 1-800-231-8568.

INVESTMENT RESTRICTIONS

The Fund has adopted for the Government Securities Portfolio and Treasury Portfolio certain investment restrictions which cannot be changed for a Portfolio without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the Portfolio's shares present at a meeting where more than 50% of the outstanding shares of the Portfolio are present in person or by proxy; or (b) more than 50% of the Portfolio's outstanding shares. Except as otherwise noted, a Portfolio's investment objective and other policies may be changed by the Portfolio's Board of Trustees, without a vote of shareholders.

The Fund has elected to be classified as a diversified open-end investment company.

As a matter of fundamental policy, each Portfolio may not:

1. borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

2. issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3. concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

4. engage in the business of underwriting securities issued by others, except to the extent that a Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities;

5. purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that a Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities;

6.   purchase   physical   commodities   or   contracts   relating  to  physical
     commodities; or

7. make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The following policies are non-fundamental, and may be changed or eliminated for each Portfolio by the Fund's Board without a vote of shareholders:

Each of the Government Securities Portfolio and the Treasury Portfolio may not:

1.   lend portfolio securities in an amount greater than 5% of its total assets;
     or

2.   invest more than 10% of net assets in illiquid securities.

The Government Securities Portfolio may not:

1. Borrow money in an amount greater than one third of its total assets, except for temporary or emergency purposes.

The Treasury Portfolio may not:


2. borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes.

Code of Ethics. The Fund, the Advisor and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Funds and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of

Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Interfund Borrowing and Lending Program. The Fund has received exemptive relief from the SEC which permits the Fund to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Fund is actually engaged in borrowing through the interfund lending program, the Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Fund may engage in reverse repurchase agreements and dollar rolls for any purpose.


INVESTMENT POLICIES AND TECHNIQUES


Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Portfolio may engage or a financial instrument which the Portfolio may purchase are meant to describe the spectrum of investments that Zurich Scudder Investments, Inc. (the "Advisor"), in its discretion, might, but is not required to, use in managing a Portfolio's assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Portfolio, but, to the extent employed, could, from time to time, have a material impact on the Portfolio's performance.


The Portfolios described in this Statement of Additional seek to provide maximum current income consistent with the stability of capital. Each Portfolio is managed to maintain a net asset value of $1.00 per share.

Each Portfolio is designed primarily for state and local governments and related agencies, school districts and other tax-exempt organizations to invest the proceeds of tax-exempt bonds and working capital.

Neither Portfolio will purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 10% of a Portfolio's net assets, valued at the time of the transaction, would be invested in such securities.


Government Securities Portfolio. The Portfolio seeks to provide maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements backed by such obligations. All securities purchased mature in 12 months or less. Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank; and others are backed by the full faith and credit of the U.S. government. Also, as to securities supported only by the credit of the issuing agency or instrumentality or that are backed by the full faith and credit of the U.S. Government, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. The Portfolio's investments in obligations issued or guaranteed by U.S. Government agencies or instrumentalities currently are limited to those issued or guaranteed by the following entities: Federal Land Bank, Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Fannie Mae, Government National Mortgage Association and Export-Import Credit Bank. The foregoing list of acceptable entities is subject to change by action of the Trust's Board of Trustees; however, the Trust will provide written notice to shareholders at least sixty (60) days before any purchase by the Portfolio of obligations issued or guaranteed by an entity not named above.


Treasury Portfolio. The Treasury Portfolio seeks to provide maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued by the U.S. Government and related repurchase agreements. All securities purchased mature in 12 months or less. The payment of principal and interest on the securities in the portfolio is backed by the full faith and credit of the U.S. Government. See below for information regarding repurchase agreements.

There can be no assurance that each Portfolio's objective can be met.


Repurchase Agreements. The Portfolio may invest in repurchase agreements. In a repurchase agreement, the Portfolio acquires ownership of a security and simultaneously commits to resell that security, typically to a bank or broker-dealer. The Portfolio acquires ownership of a U.S. Government security from a broker-dealer or bank that agrees to repurchase the U.S. Government security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting Government securities dealer, if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations the portfolio may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Duff. Currently, the Portfolio will only enter into repurchase agreements with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York that have been approved by the Advisor.


A repurchase agreement provides a means for the Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Portfolio) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account, and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on the date of repurchase. In either case, the income to the Portfolio (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.


It is not clear whether a court would consider the Obligation purchased by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and the Portfolio has not perfected an interest in the Obligation, the Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Portfolio, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Portfolio may incur a loss if the proceeds to the Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Portfolio will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.


Variable Rate Securities. A Portfolio may invest in U.S. Government securities having rates of interest that are adjusted periodically or which "float" continuously according to formulae intended to minimize fluctuation in values of the instruments ("Variable Rate Securities"). The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Each Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows the Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.


Floating and Variable Rate Instruments. Certain of the obligations that the Portfolio may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals.

INVESTMENT ADVISOR  AND SHAREHOLDER SERVICES

Investment Manager. Zurich Scudder Investments, Inc., ("Zurich Scudder" or the "Advisor") 345 Park Avenue, New York, New York, is the Fund's investment manager. The Advisor is approximately 70% owned by Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management. The balance of Zurich Scudder is owned by Zurich Scudder's officers and employees. Responsibility for overall management of each Portfolio rests with the Fund's Board of Trustees and officers. Pursuant to an investment management agreement, the Advisor acts as each Portfolio's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. The Fund pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value and maintaining all accounting records related thereto, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Fund and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization. The Fund's expenses generally are allocated between the Portfolios on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular Portfolio are charged to that Portfolio.

The agreement provides that the Advisor shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

The investment management agreement continues in effect from year to year so long as its continuation is approved at least annually by (a) a majority vote of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, cast in person at a meeting called for such purpose, and (b) the shareholders of each Portfolio or the Board of Trustees. If continuation is not approved for a Portfolio, the investment management agreement nevertheless may continue in effect for any Portfolio for which it is approved, and the Advisor may continue to serve as investment manager for the Portfolio for which it is not approved to the extent permitted by the 1940 Act. It may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares, and will terminate automatically upon assignment.

In certain cases the investments for the Portfolios are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.


On December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), formed a new global investment organization by combining Scudder with Zurich Kemper Investments, Inc. ("ZKI") and Zurich Kemper Value Advisors, Inc. ("ZKVA"), former subsidiaries of Zurich. ZKI was the former investment manager for each Portfolio. Upon completion of the transaction, Scudder changed its name to Zurich Scudder Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of Zurich Scudder, with the balance owned by Zurich Scudder's officers and employees.


Upon consummation of this transaction, the Portfolios' then current investment management agreement with the Advisor was deemed to have been assigned and, therefore, terminated. The Board approved a new investment management agreement (the "Agreement") with the Advisor, which is substantially identical to the prior investment management agreement, except for the date of execution and termination. The Agreement became effective on September 7, 1998, upon the termination of the then current investment management agreement, and was approved at a shareholder meeting held in December 1998.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in the Advisor) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

The Agreement, dated September 7, 1998, was approved by the Trustees of the Fund on August 11, 1998. The Agreement will continue in effect until September 30, 2000 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Advisor or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Trustees or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment. On October 17, 2000, the dual holding company structure of Zurich Financial Services group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied A.G. in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services.

On January 1, 2001 Scudder Kemper Investments, Inc. changed its name to Zurich Scudder Investments, Inc.

For services and facilities furnished, the Fund pays a monthly investment management fee of 1/12 of 0.15% of average daily net assets of the Government Securities and Treasury Portfolios. The investment management fee is computed based on the combined average daily net assets of such Portfolios and allocated between the Portfolios based upon the relative net asset levels. Pursuant to the investment management agreement, the Fund incurred investment management fees for the Government Securities Portfolio of $571,678, $560,500, and $535,000 for the fiscal years ended March 31, 2001, 2000, and 1999 , respectively. The Fund incurred investment management fees for the Treasury Portfolio of $88,472, $0, and $89,000 for the fiscal years ended March 31, 2001, 2000, and 1999 , respectively. By contract, the Advisor and certain affiliates have agreed to limit operating expenses to 0.25% of average daily net assets of a Portfolio on an annual basis until July 31, 2000. For this purpose, "Portfolio operating expenses" do not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs. During the fiscal years ended March 31, 2001, 2000, and 1999 , under expense limits then in effect, the Advisor (or an affiliate) absorbed $0, $0, and $308,000, respectively, of the Government Securities Portfolio's operating expenses. During the fiscal years ended March 31, 2001, 2000, and 1999 , under expense limits then in effect, the

Advisor (or an affiliate) absorbed $65,351, $69,115, and $71,000 , respectively, of the Treasury Portfolio's operating expenses.

Certain trustees or officers of the Fund are also directors or officers of the Advisor and its affiliates as indicated under "Officers and Trustees."

The Fund, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of each Portfolio and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to the Fund; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.


Distributor and Administrator. Pursuant to an administration, shareholder services and distribution agreement ("distribution agreement"), Scudder Distributors, Inc. ("SDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as primary administrator and principal underwriter for the Portfolios to provide information and services for existing and potential shareholders. The distribution agreement provides that SDI shall appoint various firms to provide cash management services for their customers or clients through the Portfolios. The firms are to provide such office space and equipment, telephone facilities , personnel and literature distribution as is necessary or appropriate for providing information and services to the firms' clients.

As principal underwriter for the Portfolios, SDI acts as agent of each Portfolio in the sale of that Portfolio's shares. SDI pays all its expenses under the distribution agreement including, without limitation, services fees to firms. The Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and SDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs.

SDI has related services agreements with various firms to provide administrative services for Fund shareholders. Such services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, providing automatic investment in Portfolio shares of client account balances, answering routine inquiries regarding the Fund, assisting clients in changing account options, designations and addresses, and such other services as may be agreed upon from time to time and as may be permitted by applicable statute, rule or regulation. SDI also has services agreements with banking firms to provide the above listed services, except for certain distribution services that the banks may be prohibited from providing, for their clients who wish to invest in the Fund. SDI also may provide some of the above services for the Fund. SDI normally pays the firms a monthly service fee at an annual rate that ranges between 0.05% and 0.10% of average net assets of those Fund accounts that it maintains and services. SDI may elect to keep a portion of the total administration fee to compensate itself for functions performed for the Fund. During the fiscal years ended March 31, 2001, 2000 and 1999 , the Government Securities Portfolio incurred administrative services fees of $233,409, $90,124 and $357,000 , respectively, and SDI (or the Advisor as predecessor to SDI) paid $187,836, $174,000 and $114,000, respectively, as service fees to firms. During the fiscal year ended March 31, 2001, under expense limits then in effect, the Administrator absorbed $45,573 of the Government Securities Portfolio - Service Shares' administrative services fees . During the fiscal year ended March 31, 2000, under expense limits then in effect, the Administrator absorbed $274,312 of the Government Securities Portfolio - Service Shares' administrative services fees. During the fiscal years ended March 31, 2001, 2000 and 1999 , the Treasury Portfolio incurred administrative services fees of $44,444, $46,057 and $59,000 , respectively, and SDI (or the Advisor as predecessor to SDI) paid $0, $30,000 and $31,000, respectively, as service fees to firms. During the fiscal year ended March 31, 2001, under expense limits then in effect, the Administrator absorbed $44,444 of the Treasury Portfolio - Service Shares' administrative services fees. During the fiscal years ended March 31, 2000 and 1999, neither Portfolio paid fees to firms then affiliated with SDI.

Custodian, Transfer Agent and Shareholder Service Agent. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Fund. State Street attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. State Street is the transfer agent of the Fund. Pursuant to a services agreement with State Street, Scudder Investments Service Company ("SISC") 811 Main Street, Kansas City, MO 64105, an affiliate of the Advisor, serves as "Shareholder Service Agent." State Street receives, as transfer agent, and pays to the Shareholder Service Agent annual account fees of a maximum of $13 per year per account plus out-of-pocket expense reimbursement. During the fiscal year ended March 31, 2001, SISC received shareholder service fees for the Government Securities Portfolio and the Treasury Portfolio of $86,318 and $21,318, respectively, of which $16,421 and $11,757, respectively, were unpaid at March 31, 2001. During the fiscal year ended March 31, 2000, SISC received shareholder service fees for the Government Securities Portfolio and the Treasury Portfolio of $50,545 and $6,619, respectively. During the fiscal year ended March 31, 1999, Investors Fiduciary Trust Company ("IFTC"), the former transfer agent for the Portfolio, remitted shareholder service fees in the amount of $41,000 to the Shareholder Service Agent for the Portfolios.


Independent Auditors and Reports to Shareholders. The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois, 60601, serves as legal counsel for the Fund.

PORTFOLIO TRANSACTIONS

Brokerage


Allocation of brokerage is supervised by the Advisor.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker-dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through its familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by a Portfolio to reported commissions paid by others. The Advisor reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker-dealers who supply research, market and statistical information to a Fund. The term "research, market and statistical information" includes advice as to the value of securities: the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction solely on account of the receipt of research, market or statistical information. In effecting transactions solely on account of the receipt of research, market or statistical information. The Advisor may place orders with a broker-dealer on the basis that the broker-dealer has or has not sold shares of a Portfolio. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

In selecting among firms believed to meet the criteria for handling a particular transaction, the Advisor may give consideration to those firms that have sold or are selling shares of a Fund managed by the Advisor.

To the maximum extent feasible, it is expected that the Advisor will place orders for portfolio transactions through Scudder Investor Services, Inc. ("SIS"), a corporation registered as a broker-dealer and a subsidiary of the Advisor.

SIS will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from the Fund for this service.

Although certain research, market and statistical information from broker-dealers may be useful to a Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than the Fund and not all such information is used by the Advisor in connection with the Fund. Conversely, such information provided to the Advisor by broker-dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.


The Trustees review, from time to time, whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.

A Fund's average portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders, when distributed. Purchases and sales are made for a Fund's portfolio whenever necessary, in management's opinion, to meet a Fund's objective.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by the Fund for such purchases. During the last three fiscal years the Fund paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares


Shares of a Portfolio are sold at their net asset value next determined after an order and payment are received in the form described in the prospectus. The minimum initial investment is $1 million but such minimum amount may be changed at any time. The Fund may waive the minimum for purchases by trustees, directors, officers or employees of the Fund or the Advisor and its affiliates. An investor wishing to open an account should use the Account Application available from the Fund or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.


Redemption of Shares


General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of a Portfolio will be redeemed by the Fund at the next determined net asset value. If processed at 4:00 p.m. Eastern time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.


If shares of a Portfolio to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Fund may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. Shareholders may not use ACH or Redemption Checks (see "Redemptions by Draft") until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.


In addition, the Portfolio may delay payments of redemptions in the event of a closing of the Federal Reserve Bank's wire payment system until a reasonable time after the system reopens, but in any event the Portfolio may not delay payment more than seven days except under the circumstances discussed in the previous paragraph.

Although it is the Fund's present policy to redeem in cash, upon consent of a redeeming shareholder, the Fund may pay the redemption price in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with any applicable regulatory requirement, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares of a Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period for any one shareholder of record.


If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the Fund may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Because of the high cost of maintaining small accounts, the Fund reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the Fund redeems the shareholder account.

Financial services firms provide varying arrangements for their clients to redeem Fund shares. Such firms may independently establish and charge amounts to their clients for such services.


Regular Redemptions. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Scudder Investments Service Company, P.O. Box 219557, Kansas City, Missouri 64121-9557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-231-8568. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.


Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 12:00 p.m. Eastern time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Fund reserves the right to terminate or modify this privilege at any time.


Redemptions By Draft. Upon request, shareholders will be provided with drafts to be drawn on the Fund ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $250 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until the Fund receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from the Fund or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. The Fund reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of the Fund. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by the Fund.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on the Fund's books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificated form. The Fund reserves the right to terminate or modify this privilege at any time.

The Fund may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Fund shares in excess of the value of a Fund account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.


INTERNET ACCESS

World Wide Web Site Scudder maintains a website that is http://www.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses. Users can fill out new account forms on-line, order free software, and request literature on funds.


DIVIDENDS, TAXES AND NET ASSET VALUE

Dividends. Dividends are declared daily and paid monthly. Shareholders will receive cash dividends unless they elect to receive dividends in additional shares. For cash dividends, checks will be mailed or proceeds wired within five business days after the reinvestment date described below. For dividends paid in additional shares, dividends will be reinvested monthly in shares of the same Portfolio normally on the first day of each month, if a business day, otherwise on the next business day. The Fund will pay shareholders who redeem their entire accounts all unpaid dividends at the time of redemption not later than the next dividend payment date.

Each Portfolio calculates its dividends based on its daily net investment income. For this purpose, net investment income consists of (a) accrued interest income plus or minus amortized discount or premium, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses. Expenses of the Fund are accrued each day. Since each Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of a Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above.

Dividends  are  paid in cash  monthly  and  shareholders  will  receive  monthly
confirmation   of  dividends  and  of  purchase  and  redemption   transactions.
Shareholders may select one of the following ways to receive dividends:


1. Receive Dividends in Cash. Checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent. Dividends will be received in cash unless the shareholder elects to have them reinvested. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

2. Reinvest Dividends at net asset value into additional shares of the same Portfolio if so requested. Dividends are reinvested on the 1st day of each month if a business day, otherwise on the next business day.

The Fund reinvests dividend checks (and future dividends) in shares of the Fund if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.

Taxes. Each Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be subject to Federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Dividends from a Portfolio do not qualify for the dividends received deduction available to corporate shareholders.

If for any taxable year a Portfolio does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction, in the case of corporate shareholders.

Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for federal income tax purposes. The Fund may adjust its schedule for dividend reinvestment for the month of December to assist it in complying with reporting and minimum distribution requirements contained in the Code.

The Code restricts the ability to invest tax-exempt bond proceeds at yields materially higher than the yield on the issue. Tax advisors should be consulted before investing tax-exempt bond proceeds in a Portfolio.

Portfolio dividends that are derived from interest on direct obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. In other states, arguments can be made that such distributions should be exempt from state and local taxes based on federal law, 31 U.S.C. Section 3124, and the U.S. Supreme Court's interpretation of that provision in AMERICAN BANK AND TRUST CO. v. DALLAS COUNTY, 463 U.S. 855 (1983). The Fund currently intends to advise shareholders of the proportion of its dividends that consists of such interest. Shareholders should consult their tax advisors regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

Each Portfolio is required by law to withhold 30.5% (30% in 2002 and 2003) of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisors regarding the 20% withholding requirements.


Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for fiduciary accounts for which Investors Fiduciary Trust Company serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

Net Asset Value. As described in the prospectus, each Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. Calculations are made to compare the value of a Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Portfolio's $1.00 per share net asset value, or if there were any other deviation which the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they held their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

PERFORMANCE

From time to time, the Fund may advertise several types of performance information for a Portfolio, including "yield" and "effective yield." Each of these figures is based upon historical earnings and is not representative of the future performance of a Portfolio. The yield of a Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.


The historical performance calculation for a Portfolio may be shown in the form of "yield" and "effective yield." These various measures of performance are described below. The Advisor (or certain affiliates) has contractually agreed to absorb certain operating expenses of each Portfolio to the extent specified in the prospectus. Without this expense absorption, the performance results noted herein for the Government Securities and Treasury Portfolios would have been lower.

Each Portfolio's seven-day yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for each Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculations. For the period ended March 31, 2001, the Government Securities Portfolio's seven-day yield was 5.04% and the Treasury Portfolio's seven-day yield was 4.90%.

Each Portfolio's seven-day effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is:
(seven-day base period return +1)365/7 - 1. Each Portfolio may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1. For the period ended March 31, 2001, the Government Securities Portfolio's seven-day effective yield was 5.17% and the Treasury Portfolio's seven-day effective yield was 5.02%.


Each Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in a Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in a Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of a Portfolio with that of its competitors. Past performance cannot be a guarantee of future results.

The Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments performance indexes of those investments or economic indicators. The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

Each Portfolio's yield will fluctuate. Shares of the Fund are not insured.

The performance of a Portfolio may be compared to that of other mutual funds tracked by Lipper, Inc. ("Lipper"). Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. A Portfolio's performance also may be compared to other money market funds reported by IBC Financial Data, Inc. Money Fund Report(R) or Money Market Insight(R) ("IBC Financial Data, Inc."), reporting services on money market funds. As reported by IBC Financial Data, Inc., all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results would be effective annual yields assuming reinvestment of dividends. In addition, investors may want to compare the Fund's performance to the Consumer Price Index, either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.

Investors also may want to compare a Portfolio's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. Each Portfolio's yield will fluctuate. Also, while each Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so.

OFFICERS AND TRUSTEES


The officers and trustees of the Trust, their birthdates, their principal occupations and their affiliations, if any, with the Advisor and SDI, are listed below. All persons named as officers and trustees also serve in similar capacities for other funds advised by the Advisor:

JOHN W. BALLANTINE (2/16/46), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Retired; formerly, First Chicago NBD Corporation/The First National Bank of Chicago: 1996-1998 Executive Vice President and Chief Risk Management Officer; 1995-1996 Executive Vice President and Head of International Banking; 1992-1995 Executive Vice President, Chief Credit and Market Risk Officer.

LEWIS A. BURNHAM (1/8/33), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Retired; formerly, Partner, Business Resources Group; formerly, Executive Vice President, Anchor Glass Container Corporation.

MARK S. CASADY*  (9/12/60),  Trustee and  President,  Two  International  Place,
Boston,   Massachusetts  02110;  Managing  Director,  Zurich  Scudder;  formerly
Institutional Sales Manager of an unaffiliated mutual fund distributor.

LINDA C. COUGHLIN* (1/1/52), Trustee, Vice President and Chairperson, Two International Place, Boston, Massachusetts 02110; Managing Director, Zurich Scudder.

DONALD L. DUNAWAY (3/8/37), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).

JAMES R. EDGAR (07/22/46), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs; Director, Kemper Insurance Companies; Director, John B. Sanfilippo & Son, Inc.; Director, Horizon Group Properties, Inc.; formerly, Governor of the State of Illinois. 1991-1999.

WILLIAM F. GLAVIN* (08/30/58), Trustee, Two International Place, Boston, Massachusetts 02110; Managing Director, Zurich Scudder; formerly, Executive Vice President of Market and Product Development, The Dreyfus Corporation.

ROBERT B. HOFFMAN (12/11/36), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries); formerly, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals), Director, Harnischfeger Industries, Inc.

SHIRLEY D. PETERSON (9/3/41), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Retired, formerly, President, Hood College; formerly, partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General (Tax), U.S. Department of Justice; Director Bethlehem Steel Corp.

FRED B. RENWICK (02/01/30), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Professor of Finance, New York University, Stern School of Business; Director, the Wartburg Foundation; Chairman, Finance Committee of Morehouse College Board of Trustees; Director, American Bible Society Investment Committee; formerly, member of the Investment Committee of Atlanta University Board of Trustees; formerly, Director of Board of Pensions Evangelical Lutheran Church in America.

WILLIAM P. SOMMERS (7/22/33), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Retired; formerly, President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm); Director, PSI Inc., Evergreen Solar, Inc. and Litton Industries; Advisor, Guckenheimer Enterprises; Consultant and Director, SRI/Atomic Tangerine.

JOHN G. WEITHERS (08/08/33), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange; Director, Federal Life Insurance Company; President of the Members of the Corporation and Trustee, DePaul University; Director, International Federation of Stock Exchanges; Director, Records Management Systems.



The individuals named below are currently officers of the Fund:





PHILIP J. COLLORA (11/15/45), Vice President and Assistant Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Zurich Scudder.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Zurich Scudder.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Zurich Scudder.


RICHARD L. VANDENBERG (11/16/49), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Zurich Scudder; formerly, Senior Vice President and Portfolio Manager of an unaffiliated investment management firm.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Managing ======== Director, Zurich Scudder.


JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Zurich Scudder.

BRENDA LYONS (2/21/63), Assistant Treasurer*, Two International Place, Boston, Massachusetts Senior Vice President, Zurich Scudder.


CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Managing Director, Zurich Scudder; formerly, Associate, Dechert Price & Rhoads (law firm), from 1989 to 1997.

MAUREEN E. KANE (2/14/62), Secretary*, Two International Place, Boston, Massachusetts; Vice President, Zurich Scudder; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).


Unless otherwise stated, all the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.

* Interested persons as defined in the Investment Company Act of 1940.


The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Fund's fiscal year ended March 31, 2000, except that the information in the last column is for calendar year 1999.
                                                            Total Compensation
                          Aggregate Compensation          Zurich Scudder Funds
 Name of Trustee                From Trust                Paid To Trustees(1)(3)
 ---------------                ----------                ----------------------

John W. Ballantine               $2,521.87                     $183,570
Lewis A. Burnham                  2,540.78                      154,040
Donald L. Dunaway (2)             5,454.16                      293,091
James R. Edgar                           0                      195,080
Robert B. Hoffman                 2,675.06                      163,890
Shirley D. Peterson               2,728.68                      149,010
Fred B. Renwick                          0                      204,620
William P. Sommers                2,503.76                      153,330
John G. Weithers                         0                      239,180

(1) Includes compensation for service on the Boards of 26 funds with 45 fund portfolios. Each trustee currently serves as trustee of 27 Funds with 47 fund portfolios.

(2) (2) Includes deferred fees. Pursuant to deferred compensation agreements with the Kemper Funds, deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds - Zurich Money Market Fund. Total deferred fees (including interest thereon) payable from the Fund to Mr. Dunaway are $11,400.

(3) Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings in connection with the Zurich Scudder restructuring initiative (which included a comprehensive review of Zurich Scudder's proposals, including a branding change, combinations of certain funds (including tax implications), liquidations of certain funds, implementation of an administrative agreement for certain funds (including fee caps) and the consolidation of certain boards). Such amounts totaled $77,760, $43,200, $77,760, $47,520, $43,200, $47,520 and $43,200 for Messrs.
     Ballantine, Burnham, Dunaway, Hoffman, Jones, Sommers and Ms. Peterson, respectively. A portion of these meeting fees was borne by Zurich Scudder.

On June 30, 2001, the trustees and officers as a group owned less than 1% of the outstanding shares of each Portfolio. No person owned of record 5% or more of the outstanding shares of the Treasury Portfolio and Government Securities Portfolio except the entities indicated in the chart below.


------------------------------------- ----------------------------------- -----------------------------------
NAME AND ADDRESS                      PERCENTAGE                          PORTFOLIO
------------------------------------- ----------------------------------- -----------------------------------

------------------------------------- ----------------------------------- -----------------------------------

National City Bank
Money Market Unit
4100 W. 150th Street                                                      Investors  Cash Trust:
Cleveland, Ohio 44135                 19.31%                              Treasury Portfolio

------------------------------------- ----------------------------------- -----------------------------------

------------------------------------- ----------------------------------- -----------------------------------

Angelina County General Fund
P.O. Box 908                                                              Investors Cash Trust:
Lufkin, Texas 75902                   16.41%                              Treasury Portfolio

------------------------------------- ----------------------------------- -----------------------------------

------------------------------------- ----------------------------------- -----------------------------------

Erath County
Erath County Courthouse
100 Graham                                                               Investors Cash Trust:
Stephenville, TX  76401               11.35%                             Treasury  Portfolio

------------------------------------- ----------------------------------- -----------------------------------

------------------------------------- ----------------------------------- -----------------------------------

Security State Bank
 P.O. Box 429                                                             Investors Cash Trust:
 Anahuac, TX  77514                   5.38%                               Government Securities Portfolio

------------------------------------- ----------------------------------- -----------------------------------



                                      16

------------------------------------- ----------------------------------- -----------------------------------
NAME AND ADDRESS                      PERCENTAGE                          PORTFOLIO
------------------------------------- ----------------------------------- -----------------------------------

------------------------------------- ----------------------------------- -----------------------------------

Matagorda County  General Fund
1700 7th Street                                                          Investors Cash Trust:
Bay City,  TX  77414                  11.88%                             Government Securities Portfolio

------------------------------------- ----------------------------------- -----------------------------------

------------------------------------- ----------------------------------- -----------------------------------

Montgomery County
General Account
P.O. Box 1307                                                            Investors Cash Trust:
Conroe,  TX  77305                    6.96%                              Government Securities  Portfolio

------------------------------------- ----------------------------------- -----------------------------------

------------------------------------- ----------------------------------- -----------------------------------

Comal County  General Fund
150N. Seguin Street                                                      Investors Cash Trust:
New Braunfels,  TX  78130             5.14%                              Government Securities Portfolio

------------------------------------- ----------------------------------- -----------------------------------

------------------------------------- ----------------------------------- -----------------------------------

Ellis County  General Fund
203 S. Rogers                                                            Investors Cash Trust:
Waxahachie,  TX  75165                5.69%                              Government Securities Portfolio

------------------------------------- ----------------------------------- -----------------------------------

SPECIAL FEATURES


Exchange Privilege. Subject to the limitations described below, Class A Shares (or the equivalent) of the following Scudder Mutual Funds may be exchanged for each other at their relative net asset values: Scudder Technology Fund, Scudder Total Return Fund, Scudder Growth Fund, Scudder Small Capitalization Equity Fund, Scudder Strategic Income Fund, Scudder High Yield Series, Scudder U.S. Government Securities Fund, Scudder State Tax-Free Income Series, Scudder Blue Chip Fund, Scudder Target Equity Fund (series are subject to a limited offering period), Scudder Cash Reserves Fund, Scudder U.S. Mortgage Fund, Scudder Value Series, Inc., Scudder Focus Value Plus Growth Fund, Scudder New Europe Fund, Inc., Scudder Aggressive Growth Fund, Scudder International Research Fund, Inc., Scudder-Dreman Financial Services Fund, Scudder Equity Trust and Scudder Investors Trust ("Scudder Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Zurich Yieldwise Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust). Shares of Money Market Funds and Scudder Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Scudder Fund in excess of $1,000,000 (except Scudder Cash Reserves Fund), acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition to the current limits on exchanges of shares with a value over $1,000,000, shares of a Scudder fund with a value of $1,000,000 or less (except Scudder Cash Reserves Fund) acquired by exchange from another Scudder fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the investment manager's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder fund and therefore may be subject to the 15-day hold policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Scudder Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with the Underwriter with respect to such Funds. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.

The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from firms or the Underwriter. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

SHAREHOLDER RIGHTS

The Fund is an open-end, diversified management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Fund may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Government Securities Portfolio currently offers three classes of shares: Service Shares, Government Cash Managed Shares and Scudder Government Cash Institutional Shares. The Treasury Portfolio currently offers two classes of shares: Service Shares and Premier Money Market Shares. The Fund's shares are not currently divided into classes. While only shares of the "Government Securities Portfolio" and "Treasury Portfolio" are presently being offered, the Board of Trustees may authorize the issuance of additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Fund offers multiple Portfolios, it is known as a "series company." Shares of each Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio subject to any preferences, rights or privileges of any classes of shares within the Portfolio. Generally each class of shares issued by a particular Portfolio would differ as to the allocation of certain expenses of the Portfolio such as distribution and administrative expenses, permitting, among other things, different levels of services or methods of distribution among various classes. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights.
The Fund generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of the Fund to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Fund will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders, who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Fund, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Fund and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Fund (or any Portfolio or class) by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.


Master/Feeder Fund Structure. The Board of Trustees may determine, without further shareholder approval, in the future that the objectives of each Portfolio would be achieved more effectively by investing in a master fund in a master/feeder fund structure. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds in the master fund in an effort to achieve possible economies of scale and efficiencies in portfolio management, while preserving separate identities or distribution channels at the feeder fund level. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and the realization of taxable gain or loss, or by contributing its assets to the master fund and possibly avoiding transaction costs and, in certain circumstances, the realization of taxable gain or loss.

                              INVESTORS CASH TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 27, 2001


                         Government Securities Portfolio

                  Scudder Government Cash Institutional Shares
                         Government Cash Managed Shares

               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-537-3177



This Statement of Additional Information contains information about the Scudder Government Cash Institutional Shares ("Institutional Shares") and Government Cash Managed Shares ("Managed Shares") (collectively the "Shares") of Government Securities Portfolio (the "Portfolio) offered by Investors Cash Trust (the "Trust"), an open-end diversified management investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Institutional and Managed Shares of the Portfolio dated July 27, 2001. The prospectus may be obtained without charge from the Trust at the address or telephone number on this cover or the firm from which this Statement of Additional Information was received and is also available along with other related materials at the SEC's Internet web site (http://www.sec.gov). The Portfolio's Annual Report dated March 31, 2001 is incorporated by reference into and is hereby deemed to be a part of this Statement of Additional Information. The Portfolio's Annual Report accompanies this Statement of Additional Information, and may be obtained without charge by calling 1-800-537-3177.




                                  ------------

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----



INVESTMENT RESTRICTIONS......................................................1

INVESTMENT POLICIES AND TECHNIQUES...........................................1

INVESTMENT ADVISOR AND SHAREHOLDER SERVICES..................................4

PORTFOLIO TRANSACTIONS.......................................................8

PURCHASE AND REDEMPTION OF SHARES............................................9

DIVIDENDS, TAXES AND NET ASSET VALUE........................................12

PERFORMANCE.................................................................14

OFFICERS AND TRUSTEES.......................................................15

SPECIAL FEATURES............................................................18

SHAREHOLDER RIGHTS..........................................................20

INVESTMENT RESTRICTIONS

The Trust has adopted for the Portfolio certain investment restrictions which cannot be changed for the Portfolio without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the Portfolio's shares present at a meeting where more than 50% of the outstanding shares of the Portfolio are present in person or by proxy; or (b) more than 50% of the Portfolio's outstanding shares. Except as otherwise noted, the Portfolio's investment objective and other policies may be changed by the Portfolio's Board of Trustees, without a vote of shareholders.

The Portfolio has elected to be classified as a diversified open-end investment company.

As a matter of fundamental policy, the Portfolio may not:

1. borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

2. issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3. concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

4. engage in the business of underwriting securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities;

5. purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities;

6.   purchase   physical   commodities   or   contracts   relating  to  physical
     commodities; or

7. make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The following policies are non-fundamental, and may be changed or eliminated for the Portfolio by its Board without a vote of the Portfolio's shareholders:

The Portfolio may not:

1. borrow money in an amount greater than one third of its total assets, except for temporary or emergency purposes;

2.   lend portfolio securities in an amount greater than 5% of its total assets;
     or

3.   invest more than 10% of net assets in illiquid securities.

INVESTMENT POLICIES AND TECHNIQUES


Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Portfolio may engage or a financial instrument which the Portfolio may purchase are meant to describe the spectrum of investments that Zurich Scudder Investments, Inc. (the "Advisor" or "Zurich Scudder"), in its discretion, might, but is not required to, use in managing the Portfolio's assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Portfolio, but, to the extent employed, could, from time to time, have a material impact on the Portfolio's performance.


The Portfolio described in this Statement of Additional seeks to provide maximum current income consistent with the stability of capital. The Portfolio is managed to maintain a net asset value of $1.00 per share.

The Trust is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. It is designed for investors who seek maximum current income consistent with stability of capital. The Trust pools individual and institutional investors' money that it uses to buy high quality money market instruments. The Trust is a series investment company that is able to provide investors with a choice of separate investment portfolios. It currently offers two investment Portfolios: the Government Securities Portfolio and the Treasury Portfolio. The Government Securities Portfolio currently offers three classes of shares: the Service Shares, the Government Cash Managed Shares (the "Managed Shares"), and the Scudder Government Cash Institutional Shares (the "Institutional Shares"). Institutional and Managed Shares are described herein. Because the Portfolio combines its shareholders' money, it can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields. The Trust is managed by investment professionals who analyze market trends to take advantage of changing conditions and who seek to minimize risk by diversifying the Portfolio's investments. The Portfolio's investments are subject to price fluctuations resulting from rising or declining interest rates and is subject to the ability of the issuers of such investments to make payment at maturity. However, because of their short maturities, liquidity and high quality ratings, high quality money market instruments, such as those in which the Portfolio invests, are generally considered to be among the safest available. Thus, the Portfolio is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments. There can be no guarantee that the Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.

Government Securities Portfolio. The Portfolio seeks to provide maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements backed by such obligations. All securities purchased mature in 12 months or less. Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank; and others are backed by the full faith and credit of the U.S. government. Also, as to securities supported only by the credit of the issuing agency or instrumentality or that are backed by the full faith and credit of the U.S. Government, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. The Portfolio's investments in obligations issued or guaranteed by U.S. Government agencies or instrumentalities currently are limited to those issued or guaranteed by the following entities: Federal Land Bank, Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Fannie Mae, Government National Mortgage Association and Export-Import Credit Bank. The foregoing list of acceptable entities is subject to change by action of the Trust's Board of Trustees; however, the Trust will provide written notice to shareholders at least sixty (60) days before any purchase by the Portfolio of obligations issued or guaranteed by an entity not named above.

There can be no assurance that the Portfolio's objective can be met.


Code of Ethics. The Trust, the Advisor and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Trust and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Trust. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Interfund Borrowing and Lending Program. The Trust has received exemptive relief from the SEC which permits the Fund to participate in an interfund borrowing and lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and
(2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Portfolio is actually engaged in borrowing through the interfund lending program, the Portfolio, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging).

Repurchase Agreements. The Portfolio may invest in repurchase agreements. In a repurchase agreement, the Portfolio acquires ownership of a security and simultaneously commits to resell that security, typically to a bank or broker-dealer. The Portfolio acquires ownership of a U.S. Government security from a broker-dealer or bank that agrees to repurchase the U.S. Government security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting Government securities dealer, if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations the portfolio may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Duff. Currently, the Portfolio will only enter into repurchase agreements with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York that have been approved by the Advisor.


A repurchase agreement provides a means for the Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Portfolio) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account, and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on the date of repurchase. In either case, the income to the Portfolio (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.


It is not clear whether a court would consider the Obligation purchased by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and the Portfolio has not perfected an interest in the Obligation, the Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Portfolio, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Portfolio may incur a loss if the proceeds to the Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Portfolio will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.


Illiquid Securities. The Portfolio will not purchase illiquid securities including repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the Portfolio's net assets valued at the time of the transaction would be invested in such securities.

Variable Rate Securities. The Portfolio may invest in U.S. Government securities having rates of interest that are adjusted periodically or which "float" continuously according to formulae intended to minimize fluctuation in values of the instruments ("Variable Rate Securities"). The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. The Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows the Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.


Floating and Variable Rate Instruments. Certain of the obligations that the Portfolio may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals.

INVESTMENT ADVISOR  AND SHAREHOLDER SERVICES

Investment Advisor. Zurich Scudder Investments, Inc. (the "Advisor" or "Zurich Scudder"), 345 Park Avenue, New York, New York, is the Portfolio's investment advisor. The Advisor is approximately 70% owned by Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management. The balance of Zurich Scudder is owned by Zurich Scudder's officers and employees. Responsibility for overall management of the Portfolio rests with the Trust's Board of Trustees and officers. Pursuant to an investment management agreement, the Advisor acts as the Portfolio's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The Trust pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value and maintaining all accounting records related thereto, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization. The Trust's expenses generally are allocated between the Portfolios of the Trust on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular Portfolio are charged to that Portfolio.

The investment management agreement provides that the Advisor shall not be liable for any error of judgment or of law, or for any loss suffered by the Trust in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

In certain cases the investments for the Portfolio are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

The investment management agreement continues in effect from year to year for the Portfolio so long as its continuation is approved at least annually by (a) a majority vote of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust, cast in person at a meeting called for such purpose, and (b) the shareholders of the Portfolio or the Board of Trustees. If continuation is not approved for the Portfolio, the investment management agreement nevertheless may continue in effect for any Portfolio for which it is approved, and the Advisor may continue to serve as investment manager for the Portfolio for which it is not approved to the extent permitted by the 1940 Act. It may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of the Portfolio with respect to that Portfolio, and will terminate automatically upon assignment. Additional Portfolios may be subject to different agreements.

At December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), formed a new global organization by combining Scudder with Zurich Kemper Investments, Inc. ("ZKI"), a former subsidiary of Zurich and the former investment manager to the Portfolio and Scudder changed its name to Scudder Kemper Investments, Inc.

Upon consummation of this transaction, the Portfolio's then current investment management agreement with the Advisor was deemed to have been assigned and, therefore, terminated. The Board approved a new investment management agreement (the "Agreement") with the Advisor, which is substantially identical to the prior investment management agreement, except for the dates of execution and termination. The Agreement became effective on September 7, 1998 upon the termination of the then current investment management agreement, and was approved at a shareholder meeting held in December 1998.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in the Advisor) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.


On October 17, 2000, the dual holding company structure of Zurich Financial Services group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied A.G. in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services.


On January 1, 2001, Scudder Kemper Investments, Inc. changed its name to Zurich Scudder Investments, Inc.

For services and facilities furnished, the Trust pays a monthly investment management fee of 1/12 of 0.15% of average daily net assets of the Government Securities Portfolio and Treasury Portfolio (a separate portfolio of the Trust). The investment management fee is computed based on the combined average daily net assets of the Portfolios and allocated between the Portfolios based upon the relative net assets of each. Pursuant to the investment management agreement, the Trust incurred investment management fees for the Government Securities Portfolio of $571,678, $560,500 and $535,000 for the fiscal years ended March 31, 2001, 2000 and 1999 , respectively. For this purpose, "Portfolio operating expenses" do not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs. During the fiscal year ended March 31, 1999 , under expense limits then in effect, the Advisor (or an affiliate) absorbed $308,000 of the Portfolio's operating expenses. From time to time, Zurich Scudder may voluntarily waive a portion of its fee.

Certain trustees or officers of the Trust are also directors or officers of the Advisor and its affiliates as indicated under "Officers and Trustees."

The Trust, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Trust shares whose interests are held in an omnibus account.

Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of the Portfolio and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to the Portfolio; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

Distributor and Administrator. Pursuant to an underwriting and distribution agreement ("distribution agreement"), Scudder Distributors, Inc. ("SDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as distributor and principal underwriter for the Trust to provide information and services for existing and potential shareholders. The distribution agreement provides that SDI shall appoint various firms to provide cash management services for their customers or clients through the Trust.


As principal underwriter for the Trust, SDI acts as agent of the Trust in the sale of its shares of the Portfolio. SDI pays all its expenses under the distribution agreement. The Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and SDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs. SDI has related selling group agreements with various firms to provide distribution services for Portfolio shareholders. SDI receives no compensation from the Trust as principal underwriter for the Shares and pays all expenses of distribution of the Shares not otherwise paid by dealers and other financial services firms. SDI may, from time to time, pay or allow discounts, commissions or promotional incentives, in the form of cash, to firms that sell Shares of the Portfolio.

The distribution agreement continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. The distribution agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by SDI upon 60 days' written notice. Termination of the distribution agreement by the Trust may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the Trust as defined under the 1940 Act.

Administrative services are provided to the Managed Shares of the Portfolio under an administration services agreement ("administration agreement") with SDI. SDI bears all its expenses of providing services pursuant to the administration agreement between SDI and the Managed Shares of the Portfolio, including the payment of service fees. Managed Shares of the Portfolio currently pay SDI an administrative services fee, payable monthly, at an annual rate of up to 0.15% of average daily net assets attributable to those shares of the Portfolio. In the discretion of the Board of Trustees of the Trust, the administrative services fee may be increased to a maximum of 0.25% of average daily net assets.


During the fiscal year ended March 31, 2001, the Managed Shares of the Portfolio incurred administrative services fees of $70,353, of which $30,416 remained unpaid as of March 31, 2001. During the fiscal year ended March 31, 2000, the Managed Shares of the Portfolio paid distribution services fees of $17,760. SDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Trust.


SDI has entered into related arrangements with various banks, broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in Managed
Shares of the Portfolio. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Portfolio, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. Currently, SDI pays each firm a service fee, normally payable monthly, at an annual rate of up to 0.15% of the average daily net assets in the Portfolio's Managed Shares accounts that it maintains and services. Firms to which service fees may be paid may include affiliates of SDI.

In addition, SDI may from time to time, from its own resources, pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Managed Shares of the Portfolio.

SDI also may provide some of the above services and may retain any portion of the fee under the administration agreement not paid to firms to compensate itself for administrative functions performed for the Managed Shares of the Portfolio.


The Managed Shares Class has approved a Rule 12b-1 Plan (the "Plan") pursuant to the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 under the 1940 Act regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing shares. As noted above, the Managed Shares pay an administrative services fee to SDI as a percentage of daily net assets for services provided for the benefit of the Portfolio and the shareholders. The Plan authorizes the payment of 0.25% that is currently paid by the Managed Shares. The Plan may continue for additional one-year periods so long as such continuance is approved by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. The vote must take place at a meeting of the Board held in person and called for the purpose of voting on the Plan. The 12b-1 Plan may not be amended to increase the fee to be paid by the Portfolio without approval by a majority of the outstanding voting securities of the Managed Shares of the Portfolio and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the 12b-1 Plan. The 12b-1 Plan may be terminated at any time without penalty by a vote of the majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan, or by a vote of the majority of the outstanding voting securities of the Trust. The Portfolios of the Trust will vote separately with respect to the 12b-1 Plan.

Custodian, Transfer Agent and Shareholder Service Agent. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Trust. State Street attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Portfolio. State Street is the transfer agent of the Trust. Pursuant to a services agreement with State Street, Scudder Investments Service Company ("SISC") 811 Main Street, Kansas City, MO 64105 (formerly Kemper Service Company), an affiliate of the Advisor, serves as "Shareholder Service Agent." State Street receives, as transfer agent, and pays to the Shareholder Service Agent annual account fees of a maximum of $13 per year per account plus out-of-pocket expense reimbursement. During the fiscal year ended March 31, 2001, 2000 and 1999, State Street or Investors Fiduciary Trust Company ("IFTC"), the former transfer agent for the Portfolio, remitted shareholder service fees in the amount of $86,318 (of which $16,421 was unpaid as of March 31, 2001), $50,545 and $41,000 , respectively, to the Shareholder Service Agent with respect to services provided to the Portfolio.


Firms provide varying arrangements for their clients with respect to the purchase and redemption of Portfolio shares and the confirmation thereof. Such firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish higher minimum investment requirements than set forth below. A firm may arrange with its clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' yield or return. Firms may also hold Portfolio shares in nominee or street name as agent for and on behalf of their clients. In such instances, the Trust's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Managed and Institutional Shares of the Portfolio for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such firms or may only be available subject to conditions and limitations. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. The prospectus and this Statement of Additional Information should be read in connection with such firm's material regarding its fees and services.

Independent Auditors and Reports To Shareholders. The Trust's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Trust's annual financial statements, review certain regulatory reports and the Trust's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois, 60601, serves as legal counsel for the Trust.

PORTFOLIO TRANSACTIONS

Brokerage


Allocation of brokerage is supervised by the Advisor.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for the Portfolio is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of Scudder Investor Services, Inc. ("SIS") with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

The Portfolio's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply brokerage and research services to the Advisor or the Portfolio. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for the Portfolio to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the Advisor or the Portfolio in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Advisor may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Portfolio. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

To the maximum extent feasible, it is expected that the Advisor will place orders for portfolio transactions through SIS, which is a corporation registered as a broker/dealer and a subsidiary of the Advisor; SIS will place orders on behalf of the Portfolio with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from the Portfolio for this service.

Although certain research services from broker/dealers may be useful to a Portfolio and to the Advisor, it is the opinion of the Advisor that such information only supplements the Advisor's own research effort since the information must still be analyzed, weighed, and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than a Portfolio, and not all such information is used by the Advisor in connection with a Portfolio. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Portfolio.


The Trustees review, from time to time, whether the recapture for the benefit of the Portfolio of some portion of the brokerage commissions or similar fees paid by the Portfolio on portfolio transactions is legally permissible and advisable.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by a Portfolio for such purchases. During the last three fiscal years each Portfolio paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares


Shares of the Portfolio are sold at net asset value next determined after an order and payment are received in the form described in the prospectus. Investors must indicate the class of shares in the Portfolio in which they wish to invest. The Portfolio has established a minimum initial investment for the Managed Shares of $100,000 and $1,000 ($100 for IRAs and $50 for automatic investment plans) for each subsequent investment. The minimal initial investment for the Institutional Shares is $1,000,000. There is no minimum for each subsequent investment of the Institutional Shares. These minimums may be changed at anytime in management's discretion. Firms offering Portfolio shares may set higher minimums for accounts they service and may change such minimums at their discretion. The Trust may waive the minimum for purchases by trustees, directors, officers or employees of the Trust or the Advisor and its affiliates. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.


The Portfolio seeks to remain as fully invested as possible at all times in order to achieve maximum income. Since the Portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), the Portfolio has adopted procedures for the convenience of its shareholders and to ensure that the Portfolio receives investable funds. An investor wishing to open an account should use the Account Information Form available from the Trust or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Orders for purchase of Managed Shares and Institutional Shares of the Portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day's dividend if effected at or prior to the 4:00 p.m. Eastern time net asset value determination for the Portfolio. The Portfolio, Shareholder Servicing Agent and Cash Products Group each reserves the right to reject any purchase order. The Portfolio will accept purchase orders after 4:00 p.m. eastern time and before 5:00 p.m. eastern time, but will reject certain purchase orders after 2:00 p.m. Eastern time. Orders received between 2:00 p.m. and 4:00 p.m. eastern time will be accepted from existing Portfolio shareholders only. In addition, purchase orders received after 2:00 p.m. may be rejected based upon maximum limits set by the Portfolio as to purchases from a single investor and as to the aggregate amount of purchases accepted after 2:00 p.m. on a given day.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 5:00 p.m. Eastern time on the next business day following receipt and such Shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before Shares will be purchased.


If payment is wired in Federal Funds, the payment should be directed to UMB Bank, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to appropriate Portfolio bank account (144:98-0120-0321-1 for the Institutional Shares and 244:98-0120-0321-1 for the Managed Shares) and further credit to your account number.

Redemption of Shares

General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of the Portfolio will be redeemed by the Portfolio at the next determined net asset value. If processed or prior to 4:00 p.m. Eastern time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of the Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

The Portfolio may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Portfolio's shareholders.


In addition, the Portfolio may delay payments of redemptions in the event of a closing of the Federal Reserve Bank's wire payment system until a reasonable time after the system reopens, but in any event the Portfolio may not delay payment more than seven days except under the circumstances discussed in the previous paragraph.

Although it is the Portfolio's present policy to redeem in cash, upon consent of a redeeming shareholder, the Portfolio may pay the redemption price in part by a distribution of portfolio securities in lieu of cash, in conformity with any applicable regulatory requirements, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Trust is obligated to redeem shares of the Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period for any one shareholder of record.


If shares of the Portfolio to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use ACH or Redemption Checks (see "Redemptions by Draft") until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the fund may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Portfolio or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Portfolio or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Because of the high cost of maintaining small accounts, the Portfolio reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder that makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the Portfolio redeems the shareholder account.

Financial services firms provide varying arrangements for their clients to redeem Portfolio shares. Such firms may independently establish and charge amounts to their clients for such services.


Regular Redemptions. When shares are held for the account of a shareholder by the Portfolio's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed (if applicable) to Scudder Investments Service Company, P.O. Box 219557, Kansas City, Missouri 64121-9557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-537-3177. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Portfolio reserves the right to terminate or modify this privilege at any time.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 2:00 p.m. Eastern time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800- 537-3177 or in writing, subject to the limitations on liability described under "General" above. The Portfolio is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of the Portfolio were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Portfolio reserves the right to terminate or modify this privilege at any time.


Redemptions By Draft. (Managed Shares Only) Upon request, shareholders will be provided with drafts to be drawn on Portfolio ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $1,000. If the check is less than $1,000 a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until the Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from the Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. The Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of the Portfolio. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by the Portfolio.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on the Portfolio's books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificate form. The Portfolio reserves the right to terminate or modify this privilege at any time.

The Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of the Portfolio account or in an amount less than $1,000; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.

Special Features. Certain firms that offer Shares of the Portfolio also provide special redemption features through charge or debit cards and checks that redeem Portfolio Shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

Internet access


World Wide Web Site The address of the Kemper site is http://www.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.


DIVIDENDS, TAXES AND NET ASSET VALUE


Dividends. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of the Portfolio at the net asset value normally on the last calendar of each month if a business day, otherwise on the next business day. The Portfolio will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Portfolio dividends invested without sales charge in shares of another Scudder Mutual Fund offering this privilege at the net asset value of such other fund. See "Special Features -- Exchange Privilege" for a list of such other Scudder Mutual Funds. To use this privilege of investing Portfolio dividends in shares of another Scudder Mutual Fund, shareholders must maintain a minimum account value of $100,000 and $1,000,000 for the Managed and Institutional shares of this Portfolio, respectively, and also must maintain a minimum account value of $100,000 and 1,000,000 in the corresponding shares of the fund in which dividends are reinvested.


The Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio consists of (a) accrued interest income plus or minus amortized discount or premium, excluding market discount for the Portfolio, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of the Portfolio are accrued each day. While the Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of the Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above. Dividends are reinvested monthly and shareholders will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for Individual Retirement Accounts and other fiduciary accounts for which Investors Fiduciary Trust Company acts as trustee will be sent quarterly.

If the shareholder elects to receive dividends in cash, checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent (see "Purchase of Shares"). The Portfolio reinvests dividend checks (and future dividends) in shares of the Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Portfolio unless the shareholder requests that such policy not be applied to the shareholder's account.

Taxes. The Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be subject to Federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Dividends from the Portfolio do not qualify for the dividends received deduction available to corporate shareholders.

If for any taxable year the Portfolio does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction, in the case of corporate shareholders.

Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for federal income tax purposes. The Portfolio may adjust its schedule for dividend reinvestment for the month of December to assist it in complying with reporting and minimum distribution requirements contained in the Code.


The Code restricts the ability to invest tax-exempt bond proceeds at yields materially higher than the yield on the issue. Tax advisors should be consulted before investing tax-exempt bond proceeds in the Portfolio.

Portfolio dividends that are derived from interest on direct obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. In other states, arguments can be made that such distributions should be exempt from state and local taxes based on federal law, 31 U.S.C. Section 3124, and the U.S. Supreme Court's interpretation of that provision in AMERICAN BANK AND TRUST CO. v. DALLAS
COUNTY, 463 U.S. 855 (1983). The Portfolio currently intends to advise shareholders of the proportion of its dividends that consists of such interest. Shareholders should consult their tax advisors regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

The Portfolio is required by law to withhold 30.5% (30% in 2002 and 2003) of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisors regarding the 20% withholding requirement.


Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for fiduciary accounts for which Investors Fiduciary Trust Company serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

Net Asset Value. As described in the prospectus, the Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of the Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Portfolio's $1.00 per share net asset value, or if there were any other deviation which the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they held their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Portfolio's net asset value also may be processed on a confirmed basis in accordance with procedures established by SDI.

PERFORMANCE

From time to time, the Portfolio may advertise several types of performance information for the Portfolio, including "yield" and "effective yield." Each of these figures is based upon historical earnings and is not representative of the future performance of the Portfolio. The yield of the Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

The Portfolio's seven-day yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for the Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculations.


For the fiscal period ended March 31, 2001, the Institutional Shares' seven day yield was 5.16% and the Managed Shares' seven day yield was 4.87%.


The Portfolio's seven-day effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is:
(seven-day base period return +1)365/7 - 1. The Portfolio may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1.


For the period ended March 31, 2001, Institutional Shares' effective seven-day yield was 5.29%, and the Managed Shares' effective seven-day yield was 4.99%.


The Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in the Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of the Portfolio with that of its competitors. Past performance cannot be a guarantee of future results.

The Portfolio may depict the historical performance of the securities in which the Portfolio may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments performance indexes of those investments or economic indicators. The Portfolio may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Portfolio.

The performance of the Portfolio may be compared to that of other mutual funds tracked by Lipper, Inc. ("Lipper"). Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. The Portfolio's performance also may be compared to other money market funds reported by IBC Financial Data, Inc. Money Fund Report(R) or Money Market Insight(R) ("IBC Financial Data, Inc."), reporting services on money market funds. As reported by IBC Financial Data, Inc., all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results would be effective annual yields assuming reinvestment of dividends. In addition, investors may want to compare the Portfolio's performance to the Consumer Price Index, either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.

Investors also may want to compare the Portfolio's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. The Portfolio's yield will fluctuate. Also, while the Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so.

OFFICERS AND TRUSTEES


The officers and trustees of the Trust, their birthdates, their principal occupations and their affiliations, if any, with the Advisor and SDI, are listed below. All persons named as officers and trustees also serve in similar capacities for other funds advised by the Advisor:

JOHN W. BALLANTINE (2/16/46), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Retired; formerly, First Chicago NBD Corporation/The First National Bank of Chicago: 1996-1998 Executive Vice President and

Chief Risk Management Officer; 1995-1996 Executive Vice President and Head of International Banking; 1992-1995 Executive Vice President, Chief Credit and Market Risk Officer.

LEWIS A. BURNHAM (1/8/33), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Retired; formerly, Partner, Business Resources Group; formerly, Executive Vice President, Anchor Glass Container Corporation.

MARK S. CASADY*  (9/12/60),  Trustee and  President,  Two  International  Place,
Boston,   Massachusetts  02110;  Managing  Director,  Zurich  Scudder;  formerly
Institutional Sales Manager of an unaffiliated mutual fund distributor.

LINDA C. COUGHLIN* (1/1/52), Trustee, Vice President and Chairperson, Two International Place, Boston, Massachusetts 02110; Managing Director, Zurich Scudder.

DONALD L. DUNAWAY (3/8/37), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).

JAMES R. EDGAR (07/22/46), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs; Director, Kemper Insurance Companies; Director, John B. Sanfilippo & Son, Inc.; Director, Horizon Group Properties, Inc.; formerly, Governor of the State of Illinois. 1991-1999.

WILLIAM F. GLAVIN* (08/30/58), Trustee, Two International Place, Boston, Massachusetts 02110; Managing Director, Zurich Scudder; formerly, Executive Vice President of Market and Product Development, The Dreyfus Corporation.

ROBERT B. HOFFMAN (12/11/36), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries); formerly, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals), Director, Harnischfeger Industries, Inc.

SHIRLEY D. PETERSON (9/3/41), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Retired, formerly, President, Hood College; formerly, partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General (Tax), U.S. Department of Justice; Director Bethlehem Steel Corp.





FRED B. RENWICK (02/01/30), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Professor of Finance, New York University, Stern School of Business; Director, the Wartburg Foundation; Chairman, Finance Committee of Morehouse College Board of Trustees; Director, American Bible Society Investment Committee; formerly, member of the Investment Committee of Atlanta University Board of Trustees; formerly, Director of Board of Pensions Evangelical Lutheran Church in America.

WILLIAM P. SOMMERS (7/22/33), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Retired; formerly, President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm); Director, PSI Inc., Evergreen Solar, Inc. and Litton Industries; Advisor, Guckenheimer Enterprises; Consultant and Director, SRI/Atomic Tangerine.

JOHN G. WEITHERS (08/08/33), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange; Director, Federal Life Insurance Company; President of the Members of the Corporation and Trustee, DePaul University; Director, International Federation of Stock Exchanges; Director, Records Management Systems.

The individuals named below are currently officers of the Fund:



PHILIP J. COLLORA (11/15/45), Vice President and Assistant Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Zurich Scudder.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Zurich Scudder.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Zurich Scudder.


RICHARD L. VANDENBERG (11/16/49), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Zurich Scudder; formerly, Senior Vice President and Portfolio Manager of an unaffiliated investment management firm.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Managing Director, Zurich Scudder.


JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President,
Zurich Scudder.

BRENDA LYONS (2/21/63), Assistant Treasurer*, Two International Place, Boston, Massachusetts Senior Vice President, Zurich Scudder.


CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Managing Director, Zurich Scudder; formerly, Associate, Dechert Price & Rhoads (law firm), from 1989 to 1997.


MAUREEN E. KANE (2/14/62), Secretary*, Two International Place, Boston, Massachusetts; Vice President, Zurich Scudder; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).

Unless otherwise stated, all the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.

* Interested persons as defined in the Investment Company Act of 1940.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Trust. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the Trust's fiscal year ended March 31, 2001, except that the information in the last column is for calendar year 2000.


                                                                    Total Compensation
                                     Aggregate Compensation From    Zurich Scudder Funds
    Name  of Trustee                Trust                           Paid To Trustees^(1)^(3)
    ----  ----------                -----                           ------------------------
    John W. Ballantine               $2,521.87                     $183,570
    Lewis A. Burnham                 2,540.78                      154,040
    Donald L. Dunaway^(2)            5,454.16                      293,091
    James R. Edgar                   0                             195,080
    Robert B. Hoffman                2,675.06                      163,890
    Shirley D. Peterson              2,728.68                      149,010
    Fred B. Renwick                  0                             204,620
    William P. Sommers               2,503.76                      153,330
    John G. Weithers                 0                             239,180

^(1) Includes   compensation  for  service  on  the  Boards  of  26  trusts  and corporations with 45 fund portfolios. Each Trustee currently serves as Trustee of 27 Funds with 47 fund portfolios.

^(2) Includes deferred fees. Pursuant to deferred compensation agreements with the Kemper Funds, deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds - Zurich Money Market Fund. Total deferred fees (including interest thereon) payable from the Trust to Mr. Dunaway are $11,400.

^(3) Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings in connection with the Zurich Scudder restructuring initiative (which included a comprehensive review of Zurich Scudder's proposals, including a branding change, combinations of certain funds (including tax implications), liquidations of certain funds, implementation of an administrative agreement for certain funds (including fee caps) and the consolidation of certain boards). Such amounts totaled $77,760, $43,200, $77,760, $47,520, $43,200, $47,520 and $43,200 for Messrs.
     Ballantine, Burnham, Dunaway, Hoffman, Jones, Sommers and Ms. Peterson, respectively. A portion of these meeting fees was borne by Zurich Scudder.

On June 30, 2001, the trustees and officers as a group owned less than 1% of the outstanding shares of the Portfolio. No person owned of record 5% or more of the outstanding shares of the Portfolio except the entities indicated below.


------------------------------------- ----------------------------------- -----------------------------------
NAME AND ADDRESS                      PERCENTAGE                          PORTFOLIO
------------------------------------- ----------------------------------- -----------------------------------

------------------------------------- ----------------------------------- -----------------------------------

Matagorda County                      11.88%                              Investors Cash Trust:
General Fund                                                              Government. Securities Portfolio
1700 7th Street
Bay City, Texas  77414

------------------------------------- ----------------------------------- -----------------------------------

------------------------------------- ----------------------------------- -----------------------------------

Montgomery County                     6.96%                               Investors  Cash Trust:
General Account                                                           Government. Securities Portfolio
P.O. Box 1307
Conroe, Texas 77305

------------------------------------- ----------------------------------- -----------------------------------

------------------------------------- ----------------------------------- -----------------------------------

Comal County                          5.14%                               Investors Cash Trust:
General Fund                                                              Government. Securities Portfolio
150 N. Seguin Street
New Braunfels, Texas  78130
                       ====

------------------------------------- ----------------------------------- -----------------------------------

------------------------------------- ----------------------------------- -----------------------------------

Ellis County                          5.69%                               Investors Cash Trust:
General Fund                                                              Government. Securities Portfolio
203 S. Rogers
Waxahachie, Texas  75165

------------------------------------- ----------------------------------- -----------------------------------

SPECIAL FEATURES


Exchange Privilege. Subject to the limitations described below, Class A Shares (or the equivalent) of the following Scudder Mutual Funds may be exchanged for each other at their relative net asset values: Scudder Technology Fund, Scudder Total Return Fund, Scudder Growth Fund, Scudder Small Capitalization Equity Fund, Scudder Strategic Income Fund, Scudder High Yield Series, Scudder U.S. Government Securities Fund, Scudder State Tax-Free Income Series, Scudder Blue Chip Fund, Scudder Target Equity Fund (series are subject to a limited offering period), Scudder Cash Reserves Fund, Scudder U.S. Mortgage Fund, Scudder Value Series, Inc., Scudder Focus Value Plus Growth Fund, Scudder New Europe Fund, Inc., Scudder Aggressive Growth Fund, Scudder International Research Fund, Inc., Scudder-Dreman Financial Services Fund, Scudder Equity Trust and Scudder Investors Trust ("Scudder Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Zurich Yieldwise Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust). Shares of Money Market Funds and Scudder Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Scudder Fund in excess of $1,000,000 (except Scudder Cash Reserves Fund), acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition to the current limits on exchanges of shares with a value over $1,000,000, shares of a Scudder fund with a value of $1,000,000 or less (except Scudder Cash Reserves Fund) acquired by exchange from another Scudder fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the investment manager's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder fund and therefore may be subject to the 15-day hold policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Scudder Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with the Underwriter with respect to such Funds. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.

The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from firms or the Underwriter. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800- 231-8568 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.


Systematic Withdrawal Program (Managed Shares Only). An owner of $5,000 or more of the Portfolio's shares may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or the owner's designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by the Portfolio and may be terminated at any time by the shareholder or the Portfolio. Firms provide varying arrangements for their clients to redeem shares of the Portfolio on a periodic basis. Such firms may independently establish minimums for such services.

Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and SDI can establish your account in any of the following types of retirement plans:

     o Individual Retirement Accounts (IRAs) trusteed by State Street Bank ("State Street"). This includes Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

     o 403(b) Custodial Accounts also trusteed by State Street. This type of plan is available to employees of most non-profit organizations.

     o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans trusteed by State Street describe the current fees payable to State Street for its services as trustee. Investors should consult with their own tax advisors before establishing a retirement plan.


Electronic Funds Transfer Programs. For your convenience, the Trust has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Trust for these programs. To use these features, your financial institution (your employer's financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your account. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Trust. Shareholders should contact Scudder Investments Service Company at 1-800-621-1048 or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Portfolio.

SHAREHOLDER RIGHTS

The Trust is an open-end, diversified management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Portfolio's shares are currently divided into three classes: Service Shares, Managed Shares and Institutional Shares. While only shares of the "Government Securities Portfolio" and "Treasury Portfolio" are presently being offered, the Board of Trustees may authorize the issuance of additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust offers multiple Portfolios, it is known as a "series company." Shares of the Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio subject to any preferences, rights or privileges of any classes of shares within the Portfolio. Generally each class of shares issued by a particular Portfolio would differ as to the allocation of certain expenses of the Portfolio such as distribution and administrative expenses, permitting, among other things, different levels of services or methods of distribution among various classes. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of the Trust, shareholders may remove trustees. Shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees, or when the Board of Trustees determines that voting by class is appropriate.

The Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of the Trust to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any Portfolio, establishing the Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders, who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any Portfolio or class) by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 27, 2001


                          Premier Money Market Shares:

                               Cash Account Trust
                             Money Market Portfolio
                         Government Securities Portfolio
                              Tax-Exempt Portfolio

                              Investors Cash Trust
                               Treasury Portfolio
            (each, a "Portfolio" and collectively, the "Portfolios")

               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-231-8568


This combined Statement of Additional Information contains information about the Premier Money Market Shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, each a series of Cash Account Trust and the Premier Money Market Shares of the Treasury Portfolio, a series of Investors Cash Trust. Cash Account Trust and Investors Cash Trust (each a "Trust", collectively, the "Trusts") are open-end diversified management investment companies. This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of the Premier Money
Market Shares of the Money Market Portfolio, Government Securities Portfolio, Tax-Exempt Portfolio, and Treasury Portfolio (each a "Portfolio", collectively the "Portfolios") dated July 27, 2001. The prospectus may be obtained without charge from the Trusts at the address or telephone number on this cover or the firm from which this Statement of Additional Information was received and is also available along with other related materials at the SEC's Internet web site (http://www.sec.gov). Each Portfolio's Annual Report dated April 30, 2001, March 30, 2001 for Treasury Portfolio accompanies this Statement of Additional Information, and may be obtained without charge by calling 1-800-231-8568.



TABLE OF CONTENTS


INVESTMENT RESTRICTIONS.......................................................2

INVESTMENT POLICIES AND TECHNIQUES............................................5


INVESTMENT  ADVISOR AND SHAREHOLDER SERVICES.................................11


PORTFOLIO TRANSACTIONS.......................................................15

PURCHASE AND REDEMPTION OF SHARES............................................16

DIVIDENDS, NET ASSET VALUE AND TAXES.........................................19

PERFORMANCE..................................................................22

OFFICERS AND TRUSTEES........................................................24

SPECIAL FEATURES.............................................................26

SHAREHOLDER RIGHTS...........................................................28

APPENDIX -- RATINGS OF INVESTMENTS...........................................30

INVESTMENT RESTRICTIONS

The Trusts have each adopted for the Portfolios certain investment restrictions which, together with the investment objective and policies of each Portfolio (except for policies designated as non-fundamental and limited in regard to the Tax-Exempt Portfolio to the policies in the first and fifth paragraphs under Investment Policies and Techniques- "Tax-Exempt Portfolio" below), cannot be changed for a Portfolio without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of the Portfolio present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio.

Each Trust is an open-end diversified investment management company.

The Money Market Portfolio and the Government Securities Portfolio individually may not:

         (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's assets would be invested in securities of that issuer.

         (2) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

         (3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

         (4)      Borrow money except as a temporary  measure for  extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

        (5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

        (6)       Write, purchase or sell puts, calls or combinations thereof.

(7) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Trust or its investment advisor owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

        (8) Invest for the purpose of exercising control or management of another issuer.

        (9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

        (10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.

        (11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

        (12)      Issue senior securities as defined in the 1940 Act.

Additionally, the Money Market Portfolio may not:

         (13) Concentrate 25% or more of the value of the Portfolio's assets in any one industry; provided, however, that (a) the Portfolio reserves freedom of action to invest up to 100% of its assets in obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities in accordance with its investment objective and policies and (b) the Portfolio will invest at least 25% of its assets in obligations issued by banks in accordance with its investment objective and policies. However, the Portfolio may, in the discretion of its investment Advisor, invest less than 25% of its assets in obligations issued by banks whenever the Portfolio assumes a temporary defensive posture.


With regard to restriction #13, for purposes of determining the percentage of the Portfolio's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets. Currently, the following categories are used: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

The Tax-Exempt Portfolio may not:

         (1) Purchase securities if as a result of such purchase more than 25% of the Portfolio's total assets would be invested in any industry or in any one state. Municipal Securities and obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities are not considered an industry for purposes of this restriction.

         (2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer. For purposes of this limitation, the Portfolio will regard the entity that has the primary responsibility for the payment of interest and principal as the issuer. (3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

         (4)      Borrow money except as a temporary  measure for  extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

         (5) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

         (6) Write, purchase or sell puts, calls or combinations thereof, although the Portfolio may purchase Municipal Securities subject to Standby Commitments in accordance with its investment objective and policies.

         (7) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Trust or its investment advisor owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

         (8) Invest for the purpose of exercising control or management of another issuer.

         (9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships) except that the Portfolio may invest in Municipal Securities secured by real estate or interests therein.

         (10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs or leases.

         (11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

         (12)     Issue senior securities as defined in the 1940 Act.

The Treasury Portfolio may not:

         (1) Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (2) Issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3) Concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (4) Engage in the business of underwriting securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (5) Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities;

         (6) Purchase physical commodities or contracts relating to physical commodities; or

         (7) Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The
Portfolios did not borrow in the latest fiscal period and have no present intention of borrowing during the coming year as permitted under each portfolio's investment restriction relating to borrowing. In any event, borrowings would only be made as permitted by such restrictions. The Tax-Exempt Portfolio may invest more than 25% of its total assets in industrial development bonds.


The Money Market Portfolio, Tax-Exempt and the Government Securities Portfolio, as a non-fundamental policy that may be changed without shareholder vote, individually may not: ~symbol 0 \f "Times New Roman" \i Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.



                  The Treasury Portfolio, as a non-fundamental policy that may be changed without shareholder vote, may not:

                  (i) Borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes.

                  (ii) Lend portfolio securities in an amount greater than 5% of its total assets.

                  (iii) Invest more than 10% of net assets in illiquid securities.

INVESTMENT POLICIES AND TECHNIQUES


Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Portfolio may engage or a financial instrument which a Portfolio may purchase are meant to describe the spectrum of investments that Zurich Scudder Investments, Inc. (the "Advisor"), in its discretion, might, but is not required to, use in managing a Portfolio's assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Portfolio, but, to the extent employed, could, from time to time, have a material impact on a Portfolio's performance.


The Portfolios described in this Statement of Additional Information seek to provide maximum current income consistent with the stability of capital. Each Portfolio is managed to maintain a net asset value of $1.00 per share.

Each Trust is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. Each Trust is designed for investors who seek maximum current income consistent with stability of capital. Each Trust pools individual and institutional investors' money that it uses to buy high quality money market instruments. Each Trust is a series investment company that is able to provide investors with a choice of separate investment portfolios. Cash Account Trust currently offers three investment portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio. Investors Cash Trust currently offers two investment portfolios: the Government Securities Portfolio (which is not offered in this Statement of Additional Information) and the Treasury Portfolio. Because each Portfolio combines its shareholders' money, it can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields. Each Trust is managed by investment professionals who analyze market trends to take advantage of changing conditions and who seek to minimize risk by diversifying each Portfolio's investments. A Portfolio's investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. However, because of their short maturities, liquidity and high quality ratings, high quality money market instruments, such as those in which the Portfolios invest, are generally considered to be among the safest available. Thus, each Portfolio is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments. There can be no guarantee that a Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.


Money Market Portfolio. The Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing primarily in the following types of U.S. Dollar-denominated money market instruments that mature in 12 months or less:


1. Obligations of, or guaranteed by, the U.S. or Canadian governments, their agencies or instrumentalities.

2. Bank certificates of deposit, time deposits or bankers' acceptances of U.S. banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

3. Bank certificates of deposit, time deposits or bankers' acceptances of foreign banks (including their U.S. and foreign branches) having total assets in excess of $10 billion.


4.   Commercial paper, notes, bonds, debentures,  participation  certificates or other debt obligations that (i) are rated high quality by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Duff & Phelps, Inc. ("Duff"); or (ii) if unrated, are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Portfolio's investment advisor. Currently, only obligations in the top two categories are considered to be rated high quality. The two highest rating categories of Moody's, S&P and Duff for commercial paper are Prime-1 and Prime-2, A-1 and A-2 and Duff 1 and Duff 2, respectively. For other debt obligations, the two highest rating categories for such services are Aaa and Aa, AAA and AA and AAA and AA, respectively. For a description of these ratings, see "Appendix--Ratings of Investments" in this Statement of Additional Information.


5.   Repurchase   agreements  of obligations  that  are suitable  for investment under the categories set forth above. Repurchase agreements are discussed below.

In addition, the Portfolio limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the 1940 Act.


The Portfolio will normally invest at least 25% of its total assets in obligations issued by banks; provided, however, the Portfolio may in the discretion of the Portfolio's Advisor temporarily invest less than 25% of its assets in such obligations whenever the Portfolio assumes a defensive posture. Investments by the Portfolio in Eurodollar certificates of deposit issued by London branches of U.S. banks, or obligations issued by foreign entities, including foreign banks, involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches. The profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in banking operations. As a result of Federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amounts they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, not all such laws and regulations apply to the foreign branches of domestic banks. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. Bank obligations held by the Portfolio do not benefit materially from insurance from the Federal Deposit Insurance Corporation.

The Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers and individual investor participation in the commercial paper market is very limited. The Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration that is afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. The Portfolio's investment Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Trust, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities discussed below. The Portfolio's investment Advisor monitors the liquidity of the Portfolio's investments in Section 4(2) paper on a continuous basis.

The Portfolio may invest in high quality participation certificates ("Certificates") representing undivided interests in trusts that hold a portfolio of receivables from consumer and commercial credit transactions, such as transactions involving consumer revolving credit card accounts or commercial revolving credit loan facilities. The receivables would include amounts charged for goods and services, finance charges, late charges and other related fees and charges. Interest payable on the Certificates may be fixed or may be adjusted periodically or "float" continuously according to a formula based upon an objective standard such as the 30-day commercial paper rate ("Variable Rate Securities"). A trust may have the benefit of a letter of credit from a bank at a level established to satisfy rating agencies as to the credit quality of the assets supporting the payment of principal and interest on the Certificates. Payments of principal and interest on the Certificates would be dependent upon the underlying receivables in the trust and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates is based primarily upon the value of the receivables held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the trust. The
Portfolio's Advisor considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate and in determining whether the Certificate is appropriate for investment by the Portfolio. Collection of receivables in the trust may be affected by various social, legal and economic factors affecting the use of credit and repayment patterns, such as changes in consumer protection laws, the rate of inflation, unemployment levels and relative interest rates. It is anticipated that for most publicly offered certificates there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its certificates prior to maturity to the issuer or a third party. While the Portfolio may invest without limit in Certificates, it is currently anticipated that such investments will not exceed 25% of the Portfolio's assets.


Government Securities Portfolio. The Portfolio seeks to provide maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements backed by such obligations. All such securities purchased mature in 12 months or less. Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, and others (that are backed by the full faith and credit of the U.S. Government). Short-term U.S. Government obligations generally are considered to be the safest short-term investment. The U.S. Government guarantee of the securities owned by the Portfolio, however, does not guarantee the net asset value of its shares, which the Portfolio seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality or that are backed by the full faith and credit of the U.S. Government., there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.


Tax-Exempt Portfolio. The Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital. The Portfolio pursues its objective primarily through a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obligations. Under normal market conditions, at least 80% of the Portfolio's net assets will, as a fundamental policy, be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the
District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from Federal income tax ("Municipal Securities"). In compliance with the position of the staff of the Securities and Exchange Commission, the Portfolio does not consider "private activity" bonds to be Municipal Securities for purposes of the 80% limitation. This is a fundamental policy so long as the staff maintains its position, after which it would become non-fundamental.


Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current Federal tax laws place substantial limitations on the size of such issues.

Municipal Securities which the Portfolio may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period.
Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Tax-Exempt Portfolio may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.


The Portfolio will invest only in Municipal Securities that at the time of purchase: (a) are rated within the two highest ratings for Municipal Securities assigned by Moody's (Aaa or Aa) or assigned by S&P (AAA or AA); (b) are guaranteed or insured by the U.S. Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of U.S. Government securities acceptable to the Portfolio's investment advisor; (d) have at the time of purchase Moody's short-term Municipal Securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody's or S&P; or (f) are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Portfolio's Advisor. In addition, the Portfolio limits its investments to securities that meet the quality requirements of Rule 2a-7 under the Investment Company Act of 1940 Act. See "Net Asset Value."


Dividends representing net interest income received by the Portfolio on Municipal Securities will be exempt from federal income tax when distributed to the Portfolio's shareholders. Such dividend income may be subject to state and local taxes. The Portfolio's assets will consist of Municipal Securities, taxable temporary investments as described below and cash. The Portfolio considers short-term Municipal Securities to be those that mature in one year or less. Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.


Municipal Securities generally are classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest.
Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by the Portfolio are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer, and do not constitute the pledge of the credit of the issuer of such bonds. Among other types of instruments, the Portfolio may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. See "Appendix-Ratings Of Investments" for a more detailed discussion of the Moody's and S&P ratings outlined above. The Portfolio may invest in short-term "private activity" bonds.

The Portfolio may purchase securities that provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Portfolio's Advisor revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Portfolio's policy is to enter into Standby Commitments only with issuers, banks or dealers that are determined by the Portfolio's Advisor to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Portfolio might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

The Portfolio may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives the Portfolio an undivided interest in the Municipal Security in the proportion that the Portfolio's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of 12 months or less. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Portfolio's Advisor considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the Portfolio. It is anticipated by the Portfolio's Advisor that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the Portfolio intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.


The Portfolio may purchase and sell Municipal Securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Portfolio at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Portfolio will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by the Portfolio, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets will vary from $1.00 per share because the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction.

The Portfolio will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.


In seeking to achieve its investment objective, the Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although the Portfolio does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Portfolio's Advisor. To the extent that the Portfolio's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Portfolio will be subject to the risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so concentrated.


From time to time, as a defensive measure or when acceptable short-term Municipal Securities are not available, the Tax-Exempt Portfolio may invest in taxable "temporary investments" that include: obligations of the U.S. Government, its agencies or instrumentalities; debt securities rated within the two highest grades by Moody's or S&P; commercial paper rated in the two highest grades by either of such rating services; certificates of deposit of domestic banks with assets of $1 billion or more; and any of the foregoing temporary investments subject to repurchase agreements. Repurchase agreements are discussed below. Interest income from temporary investments is taxable to shareholders as ordinary income. Although the Portfolio is permitted to invest in taxable securities (limited under normal market conditions to 20% of the Portfolio's total assets), it is the Portfolio's primary intention to generate income dividends that are not subject to federal income taxes.

The Federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or Federal law that ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.


Treasury Portfolio. The Treasury Portfolio seeks to provide maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in short-term U.S. Treasury bills, notes, bonds and other obligations issued by the U.S. Government and repurchase agreements backed by such securities. All securities purchased mature in 12 months or less. The payment of principal and interest on the securities in the portfolio is backed by the full faith and credit of the U.S. Government. See below for information regarding variable rate securities and repurchase agreements.


There can be no assurance that each Portfolio's objective can be met.

Variable Rate Securities. Each Portfolio may invest in Variable Rate Securities, instruments having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments. The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Demand Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Each Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows each Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Borrowing. A Portfolio may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets (5% of total assets for the Treasury Portfolio), in order to meet redemption requests without immediately selling any portfolio securities. Any such borrowings under this provision will not be collateralized. No Portfolio will borrow for leverage purposes.


Repurchase Agreements. Each Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting Government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations the Portfolios may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Duff.


A repurchase agreement provides a means for a Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Portfolio) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on the date of repurchase. In either case, the income to a Portfolio (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.


It is not clear whether a court would consider the Obligation purchased by a Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and a Portfolio has not perfected an interest in the Obligation, that Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for each Portfolio, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Portfolio may incur a loss if the proceeds to the Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), each Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Portfolio will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.


A Portfolio will not purchase illiquid securities including repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of a Portfolio's net assets valued at the time of the transaction would be invested in such securities.


Interfund Lending Program. Each has received exemptive relief from the SEC which permits the Trusts to participate in an interfund borrowing and lending program among certain investment companies advised by the Advisor. The interfund borrowing and lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and
(2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Portfolio's are actually engaged in borrowing through the interfund lending program, each Portfolio, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging).

Floating and Variable Rate Instruments. Certain of the obligations that the Portfolio may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals.

INVESTMENT ADVISOR  AND SHAREHOLDER SERVICES

Investment Advisor. Zurich Scudder Investments, Inc. ("Zurich Scudder" or the "Advisor") 345 Park Avenue, New York, New York 10154-0010, is the investment advisor for each Portfolio. Zurich Scudder is approximately 70% owned by Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management. The balance of Zurich Scudder is owned by Zurich Scudder's officers and employees. Responsibility for overall management of each Portfolio rests with the Board of Trustees and officers. Pursuant to investment management agreements between the Trusts, on behalf of the Portfolios, and Zurich Scudder (the "Agreements"), Zurich Scudder acts as each Portfolio's Advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services, provides shareholder and information services and permits any of its officers or employees to serve without compensation as trustees or officers of each Trust if elected to such positions. Each Trust pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value and maintaining all accounting records related thereto, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying each Trust and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization. Each Trust's expenses generally are allocated between the Portfolios of the Trust on the basis of relative net assets at time of allocation, except that expenses directly attributable to a particular Portfolio are charged to that Portfolio.


Each Agreement provides that Zurich Scudder shall not be liable for any error of judgment or of law, or for any loss suffered by the Portfolios in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Zurich Scudder in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Agreement.


In certain cases the investments for the Portfolios are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

On December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), formed a new global investment organization by combining Scudder with Zurich Kemper Investments, Inc. ("ZKI") and Zurich Kemper Value Advisors, Inc. ("ZKVA"), former subsidiaries of Zurich. ZKI was the former investment advisor for each Portfolio. Upon completion of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Advisor, with the balance owned by the Advisor's officers and employees.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in the Advisor) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

Upon consummation of this transaction, each Portfolio's then current investment management agreement with the Advisor was deemed to have been assigned and, therefore, terminated. The Board approved the Agreements with the Advisor, which are substantially identical to the prior investment management agreements, except for the dates of execution and termination. The Agreements became effective on September 7, 1998, upon the termination of the then current investment management agreements, and were approved at a shareholder meeting held on December 17, 1998.

The Agreements, dated September 7, 1998, continued in effect until September 30, 2000 and then each year only if their continuances are approved annually by the vote of a majority of those trustees who are not parties to such Agreements or interested persons of the Advisor or a Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of a Trust's trustees or of a majority of the outstanding voting securities of each Trust. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminate in the event of its assignment.


On October 17, 2000, the dual holding company structure of Zurich Financial Services group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied A.G. in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services.


On January 1, 2001, Scudder Kemper Investment, Inc. changed its name to Zurich Scudder Investments, Inc. If additional Portfolios become subject to the Agreements, the provisions concerning continuation, amendment and termination shall be on a Portfolio by Portfolio basis and the management fee and any expense limitations shall be computed based upon the average daily net assets of all Portfolios subject to the Agreements and shall be allocated among such Portfolios based upon the relative net assets of such Portfolios. Additional Portfolios may be subject to a different agreement.

For the services and facilities furnished to the portfolios of Cash Account Trust (i.e. the Money Market, Government Securities and Tax-Exempt Portfolios), the Portfolios pay a monthly investment management fee on a graduated basis at 1/12 of 0.22% of the first $500 million of combined average daily net assets of such Portfolios, 0.20% of the next $500 million 0.175% of the next $1 billion, 0.16% of the next $1 billion and 0.15% of combined average daily net assets of such Portfolios over $3 billion. The investment management fee is computed based on average daily net assets of the Portfolios and allocated among the Portfolios based upon the relative net assets of each Portfolio. Pursuant to the investment management agreement, the Money Market, Government Securities and Tax-Exempt Portfolios paid the Advisor fees of $14,379,960, $2,246,182 and $1,504,605 for the fiscal year ended April 30, 2001; $8,142,641, $999,952, $833,361, respectively, for the fiscal year ended April 30, 2000; and $3,120,000, $1,167,000 and $699,000, respectively, for the fiscal year ended April 30, 1999. By contract, the Advisor and certain affiliates have agreed to limit certain operating expenses of the Portfolios to the extent described in the prospectus.. The Advisor absorbed operating expenses for the Money Market, Government Securities and Tax-Exempt Portfolios of $0, $0 and $0 for the fiscal year ended April 30, 2001; $4,053, $454,806, $3,382 for the fiscal year ended April 30,
2000; and $2,233,000, $103,000 and $0, respectively, for the fiscal year ended April 30, 1999.

For services and facilities furnished to the portfolios of Investors Cash Trust (i.e. the Treasury Portfolio and the Government Securities Portfolio (which does not offer Premier Money Market Shares)), the Portfolios pay a monthly investment management fee of 1/12 of 0.15% of average daily net assets of such Portfolios. The investment management fee is computed based on the combined average daily net assets of such Portfolios and allocated between the Portfolios based upon the relative net asset levels. Pursuant to the investment management agreement, the Treasury Portfolio incurred investment management fees of $88,472, $0, and $89,000 for the fiscal years ended March 31, 2001, 2000, and 1999, respectively. By contract, the Advisor and certain affiliates have agreed to limit operating expenses of the Premier Money Market Shares of the Treasury Portfolio to 1.00% of average daily net assets of Treasury Portfolio on an annual basis until July 31, 2001. After July 31, 2001, this 1.00% expense cap is extended voluntarily and may be terminated any time by the Advisor. For this purpose, "Portfolio operating expenses" do not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs.

Certain officers or trustees of the Trusts are also directors or officers of the Advisor as indicated under "Officers and Trustees."

The Trusts, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

Code of Ethics. Each Trust, the Advisor and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Trusts and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Trusts, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Trusts. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110, a subsidiary of Zurich Scudder, is responsible for determining the daily net asset value per share of the Portfolios and maintaining all accounting records related hereto. Currently, SFAC receives no fee for its services to the Portfolios; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.


Distributor and Administrator. Pursuant to an underwriting and distribution agreement ("distribution agreement"), Scudder Distributors, Inc. ("SDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as distributor and principal underwriter for the Portfolios to provide information and services for existing and potential shareholders. The distribution agreement provides that SDI shall appoint various firms to provide cash management services for their customers or clients through the Portfolios. The firms are to provide such office space and equipment, telephone facilities, personnel and literature distribution as is necessary or appropriate for providing information and services to the firms' clients. Each Portfolio has adopted for the Premier Money Market Shares of each Portfolio a plan in accordance with Rule 12b-1 of the 1940 Act (the "12b-1 Plans"). This rule regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing shares. For its services under the distribution agreement and pursuant to the 12b-1 Plans, each Portfolio pays SDI a distribution services fee, payable monthly, at the annual rate of 0.25% of average daily net assets with respect to the Premier Money Market Shares of the Money Market Portfolio, the Government Securities Portfolio, the Tax-Exempt Portfolio, and the Treasury Portfolio. Expenditures by SDI on behalf of Premier Money Market Shares of each Portfolio need not be made on the same basis that such fees are allocated. The fees are accrued daily as an expense of the Portfolios.


As principal underwriter for the Portfolios, SDI acts as agent of each Portfolio in the sale of that Portfolio's shares. SDI pays all its expenses under the distribution agreement including, without limitation, services fees to firms that provide services related to the Portfolios. Each Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and SDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs.


SDI has entered into related distribution services group agreements ("services agreements") with one firm and anticipates entering into agreements with other firms to provide distribution services for shareholders of the Premier Money Market Shares of each Portfolio. SDI also may provide some of the distribution services for the Premier Money Market Shares of each Portfolio. SDI normally pays such firms for services at a maximum annual rate of 0.25% of average daily net assets of those accounts in the Premier Money Market Shares of the Money Market Portfolio, the Government Securities Portfolio, the Tax-Exempt Portfolio, and the Treasury Portfolio that they maintain and service. SDI, in its discretion, may pay firms additional amounts in connection with some or all of the services described above.


The distribution agreement and the 12b-1 Plans continue in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of each Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. The distribution agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by SDI upon 60 days' written notice. For each Trust, termination of the distribution agreement may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the Trust as defined under the 1940 Act. The 12b-1 Plans may not be amended to increase the fee to be paid by a class without approval by a majority of the outstanding voting securities of the class and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the 12b-1 Plans. The 12b-1 Plans may be terminated for a class at any time without penalty by a vote of the majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan, or by a vote of the majority of the outstanding voting securities of the class. The Premier Money Market Shares of the Portfolios of each Trust will vote separately with respect to the 12b-1 Plans.


Administrative services are provided to the Premier Money Market Shares of the Portfolios under an administrative and shareholder services agreement ("administration agreement") with SDI. SDI bears all its expenses of providing services pursuant to the administration agreement between SDI and the Premier Money Market Shares of the Portfolios, including the payment of service fees. Premier Money Market Shares of the Portfolios currently pay SDI an administrative service fee, payable monthly, at an annual rate of up to 0.25% of average daily net assets attributable to those shares of the Portfolios. During the fiscal year ended April 30, 2001, the combined shares of the Money Market, Government Securities, and Tax-Exempt Portfolios paid distribution services fees of $46,909,861, $5,361,482, and $2,743,546, respectively. During the fiscal year ended March 31, 2001, the shares of the Treasury Portfolio incurred distribution services fees of $36,694. As of March 31, 2001, $8,400 of the fees incurred by the Treasury Portfolio remained unpaid. During the fiscal year ended April 30, 2000, the shares of the Money Market, Government Securities and Tax-Exempt Portfolios paid distribution services fees of $24,678,842, $3,170,641, and $2,104,280, respectively. SDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Trusts.

SDI has entered into related arrangements with various banks, broker dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers and clients who are investors in Premier Money Market Shares of the Portfolios. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Portfolios, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. Currently, SDI pays each firm a service fee, normally payable monthly, at an annual rate of up to 0.25% of the average daily net assets in the Portfolio's Premier Money Market Shares accounts that it maintains and services. During the fiscal year ended April 30, 2001, the Money Market, Government Securities and Tax-Exempt Portfolios incurred administrative services fees of $4,526,692, $2,258, 319 and $417,362, respectively. Of the aforementioned fee amounts, $147,716, $344,934 and $31,790, respectively remained unpaid as of April 30, 2001. During the fiscal year ended April 30, 2000, the Money Market, Government Securities and Tax-Exempt Portfolios incurred administrative services fees of $41,312, $514, and $89,254, respectively. During the fiscal year ended March 31, 2001, the Treasury Portfolio incurred administrative services fees of $36,694, of which $4,702 remained unpaid as of March 31, 2001. During the fiscal year ended March 31, 2000, the Treasury Portfolio incurred administrative services fees of $46,057.

Firms to which service fees may be paid may include affiliates of SDI. In addition, SDI may from time to time, from its own resources, pay firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Premier Money Market Shares of the Portfolios. SDI also may provide some of the above services and may retain any portion of the fee under the administration agreement not paid to firms to compensate itself for administrative functions performed for the Premier Money Market Shares of the Portfolios.

Clients of Firms. Firms provide varying arrangements for their clients with respect to the purchase and redemption of Portfolio shares and the confirmation thereof and may arrange to have their clients for other investment or administrative services. Such firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish different minimum investment requirements than set forth above. Such firms may independently establish and charge additional amounts to their clients for their services, which charges would reduce their clients' yield or return. Firms may also hold Portfolio shares in nominee or street name as agent for and on behalf of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation (up to 0.25% of the average daily net assets of each Portfolio's Premier Money Market Share accounts that it maintains and service) through each Portfolio's Shareholder Servicing Agent for record-keeping and other expenses relating to these nominee accounts holding Premier Money Market Shares. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such firms or may only be available subject to certain conditions or limitations. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. The prospectus should be read in connection with such firm's material regarding its fees and services.

Custodian, Transfer Agent and Shareholder Service Agent. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of each Trust. It attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by each Portfolio. Pursuant to a services agreement with State Street, also transfer agent of each Trusts, Scudder Investments Service Company ("SISC") 811 Main Street, Kansas City, MO 64105 (formerly Kemper Service Company), an affiliate of the Advisor, serves as "Shareholder Service Agent." State Street receives, as transfer agent, and pays to SISC annual account fees of a maximum of $13 per account plus out-of-pocket expense reimbursement. During the fiscal year ended April 30, 2001, 2000 and 1999, State Street (or Investors Fiduciary Trust Company ("IFTC"), the former transfer agent for the Portfolio) remitted shareholder service fees for Money Market Portfolio in the amount of $17, 121,411, $11,380,698 and $4,860,000, respectively; for Government Securities Portfolio of $2,910,439 (of which $840,999 was unpaid as of April 30, 2001), $1,235,764 and $1,242,000, respectively; and for Tax-Exempt Portfolio of $1,341,251 (of which $176,289 was unpaid as of April 30, 2001), $870,299 and $698,000 to SISC as Shareholder Service Agent. During the fiscal year ended March 31, 2001, 2000 and 1999, State Street (or Investors Fiduciary Trust Company ("IFTC"), the former transfer agent for the Portfolio) remitted shareholder service fees for Treasury Portfolio in the amount of $21,318, $6,619 and $30,000 to SISC as Shareholder Service Agent. As of March 31, 2001, SISC has opted to waive $17,752 of the fee, and $11,757 remained unpaid.


Independent Auditors and Reports to Shareholders. Each Portfolio's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on each Portfolio's annual financial statements, review certain regulatory reports and the Portfolios' federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Portfolios. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel for each Portfolio.

PORTFOLIO TRANSACTIONS

Brokerage Commissions


Allocation of brokerage is supervised by the Advisor.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Portfolio is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of Scudder Investor Services, Inc. ("SIS") with commissions charged on comparable transactions, as well as by comparing commissions paid by a Portfolio to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

A Portfolio's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply brokerage and research services to the Advisor or a Portfolio. The term

"research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for a Portfolio to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the Advisor or a Portfolio in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Advisor may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of a Portfolio. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

To the maximum extent feasible, it is expected that the Advisor will place orders for portfolio transactions through SIS, which is a corporation registered as a broker/dealer and a subsidiary of the Advisor; SIS will place orders on behalf of a Portfolio with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from a Portfolio for this service.

Although certain research services from broker/dealers may be useful to a Portfolio and to the Advisor, it is the opinion of the Advisor that such information only supplements the Advisor's own research effort since the information must still be analyzed, weighed, and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than a Portfolio, and not all such information is used by the Advisor in connection with a Portfolio. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Portfolio.


The Trustees review, from time to time, whether the recapture for the benefit of a Portfolio of some portion of the brokerage commissions or similar fees paid by a Portfolio on portfolio transactions is legally permissible and advisable.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by a Portfolio for such purchases. During the last three fiscal years each Portfolio paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares


Shares of each Portfolio are sold at net asset value through selected financial services firms, such as broker-dealers and banks ("firms"). Investors must indicate the Portfolio in which they wish to invest. Each Portfolio has established a minimum initial investment for shares of each Portfolio of $1,000 and $50 for subsequent investments, but these minimums may be changed at anytime in management's discretion. Firms offering Portfolio shares may set different minimums for accounts they service and may change such minimums at their discretion. The Trusts may waive the minimum for purchases by trustees, directors, officers or employees of the Trusts or the Advisor and its affiliates.


Each Portfolio seeks to have their investment portfolios as fully invested as possible at all times in order to achieve maximum income. Since each Portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), each Portfolio has adopted procedures for the convenience of its shareholders and to ensure that each Portfolio receives investable funds. An investor wishing to open an account should use the Account Information Form available from a Trust or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until a Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Orders for purchase of shares of a Portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive (i) that day's dividend if effected at or prior to the 2:00 p.m. Eastern time net asset value determination for the Government Securities Portfolio and the Treasury Portfolio, at or prior to 4:00 p.m. Eastern Time for the Money Market Portfolio, and at or prior to the 12:00 p.m. Eastern time net asset value determination for the Tax-Exempt Portfolio;
(ii) the dividend for the next calendar day if effected at the 4:00 p.m. or, for the Government Securities Portfolio, 9:00 p.m. Eastern time net asset value determination provided such payment is received by 4:00 p.m. Eastern time; or
(iii) the dividend for the next business day if effected at the 9:00 p.m. Eastern time net asset value determination and payment is received after 4:00 p.m. Eastern time on such date for the Government Securities Portfolio. Confirmed share purchases that are effective at the 9:00 p.m. Eastern time net asset value determination for the Government Securities Portfolio will receive dividends upon receipt of payment for such transactions in the form of Federal Funds in accordance with the time provisions immediately above.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 5:00 p.m. Eastern time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased.


If payment is wired in Federal Funds, the payment should be directed to UMB Bank, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to appropriate Fund bank account (Money Market Portfolio 346:
98-0119-980-3; Government Securities Portfolio 347: 98-0119-983-8; Tax-Exempt Portfolio 348: 98-0119-985-4; Treasury Portfolio 343: 98-7036-760-2) and further credit to your account number.

Redemption of Shares


General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of a Portfolio will be redeemed by a Portfolio at the next determined net asset value. If processed by 4:00 p.m. Eastern Time (or 9:00 p.m. for the Government Securities Portfolio) Eastern time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

Each Portfolio (except Money Market Portfolio) may suspend the right of redemption or delay payment more than seven days (one business day for Money Market Portfolio) (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of a Portfolio's shareholders.

In addition, the Portfolio may delay payments of redemptions in the event of a closing of the Federal Reserve Bank's wire payment system until a reasonable time after the system reopens, but in any event the Portfolio may not delay payment more than seven days except under the circumstances discussed in the previous paragraph.

Although it is each Portfolio's present policy to redeem in cash, upon consent of a redeeming shareholder, a Portfolio (except Money Market Portfolio) may pay the redemption price in part by a distribution of portfolio securities in lieu of cash, in conformity with any applicable regulatory requirements, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. Each Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Portfolio is obligated to redeem shares of a Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of that Portfolio during any 90-day period for any one shareholder of record.


If shares of a Portfolio to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use ACH or Redemption Checks (defined below) until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by a Portfolio may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. Each Portfolio or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless a Portfolio or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Because of the high cost of maintaining small accounts, each Portfolio reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before a Portfolio redeems the shareholder account.

Financial services firms provide varying arrangements for their clients to redeem Portfolio shares. Such firms may independently establish and charge amounts to their clients for such services.


Regular Redemptions. When shares are held for the account of a shareholder by a Portfolio's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Scudder Investments Service Company, P.O. Box 219557, Kansas City, Missouri 64121-9557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor, guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-231-8568. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificate form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. Each Portfolio reserves the right to terminate or modify this privilege at any time.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 12:00 p.m. Eastern time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability. A Portfolio is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. Each Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of a Portfolio were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificate form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. Each Portfolio reserves the right to terminate or modify this privilege at any time.

Redemptions By Draft. Upon request, shareholders will be provided with drafts to be drawn on a Portfolio ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $10. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until a Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from each Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. Each Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of each Portfolio. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by each Portfolio.


Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on a Portfolio's books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificate form. Each Portfolio reserves the right to terminate or modify this privilege at any time.

A Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of a Portfolio account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.

Special Features. Certain firms that offer shares of a Portfolio also provide special redemption features through charge or debit cards and checks that redeem Portfolio shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.


INTERNET ACCESS

World Wide Web Site Scudder maintains a website that is http://www.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses. Users can fill out new account forms on-line, order free software, and request literature on funds.


DIVIDENDS, NET ASSET VALUE AND TAXES


Dividends. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of a Portfolio at the net asset value normally on the last business day of each month for the Money Market Portfolio, the Government Securities Portfolio, the Tax-Exempt

Portfolio and the Treasury Portfolio if a business day, otherwise on the next business day. A Portfolio will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Portfolio dividends invested without sales charge in shares of another Scudder Mutual Fund offering this privilege at the net asset value of such other fund. See "Special Features -- Exchange Privilege" for a list of such other Scudder Mutual Funds. To use this privilege of investing Portfolio dividends in shares of another Scudder Mutual Fund, shareholders must maintain a minimum account value of $1,000 in this Portfolio and must maintain a minimum account value of $1,000 in the fund in which dividends are reinvested.

Each Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio consists of
(a) accrued interest income plus or minus amortized discount or premium (excluding market discount for the Tax-Exempt Portfolio), (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of each Portfolio are accrued each day. While each Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of a Portfolio deviate significantly from market value, each Portfolio's Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above. Dividends are reinvested monthly and shareholders will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for Individual Retirement Accounts and other fiduciary accounts for which State Street acts as trustee will be sent quarterly.


If the shareholder elects to receive dividends in cash, checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent (see "Purchase of Shares"). The Portfolio reinvests dividend checks (and future dividends) in shares of the Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Portfolio unless the shareholder requests that such policy not be applied to the shareholder's account.


Net Asset Value. As described in the prospectus, each Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. Calculations are made to compare the value of a Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of a Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of a Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of a Portfolio might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Orders received by dealers or other financial services firms prior to the 9:00 p.m. Eastern Time determination of net asset value for the Government Securities Portfolio and received by SDI prior to the close of its business day can be confirmed at the 9:00 p.m. Eastern Time determination of net asset value for that day. Such transactions are settled by payment of Federal funds in accordance with procedures established by SDI. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Portfolio's net asset value also may be processed on a confirmed basis in accordance with the procedures established by SDI.

Taxes


Taxable Portfolios. The Money Market Portfolio, the Government Securities Portfolio and the Treasury Portfolio each intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be subject to Federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Dividends from these Portfolios do not qualify for the dividends received deduction available to corporate shareholders.

Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for Federal income tax purposes. The Portfolios may adjust their schedules for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in the Code.

Tax-Exempt Portfolio. The Tax-Exempt Portfolio intends to continue to qualify under the Code as a regulated investment company and, if so qualified, will not be liable for Federal income taxes to the extent its earnings are distributed. This Portfolio also intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, accordingly, dividends representing net interest received on Municipal Securities will not be included by shareholders in their gross income for Federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income. Net interest on certain "private activity bonds" issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from the Tax-Exempt Portfolio are to be treated as interest on private activity bonds in proportion to the interest income the Portfolio receives from private activity bonds, reduced by allowable deductions.


Exempt-interest dividends, except to the extent of interest from "private activity bonds," are not treated as a tax-preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's other alternative minimum taxable income with certain adjustments will be a tax-preference item. Corporate shareholders are advised to consult their tax advisors with respect to alternative minimum tax consequences.


Shareholders  will be required to disclose on their  Federal  income tax returns
the  amount  of  tax-exempt   interest   earned   during  the  year,   including
exempt-interest dividends received from the Tax-Exempt Portfolio.

Individuals whose modified income exceeds a base amount will be subject to Federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from the Tax-Exempt Portfolio, and 50% of Social Security benefits.


The tax exemption of dividends from the Tax-Exempt Portfolio for Federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income and shareholders of the Portfolios are advised to consult their own tax advisors as to the status of their accounts under state and local tax laws.

Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for Federal income tax purposes. Further, the Tax-Exempt Portfolio may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds held by the Tax-Exempt Portfolio or are "related persons" to such users; such persons should consult their tax advisors before investing in the Tax-Exempt Portfolio.

All Portfolios. Each Portfolio is required by law to withhold 30.5% (30% in 2002 and 2003) of taxable dividends paid to certain shareholders that do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisors regarding the 20% withholding requirement.


Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for IRAs and other fiduciary accounts for which Investors Fiduciary Trust Company serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

PERFORMANCE

From time to time, each Portfolio may advertise several types of performance information for a Portfolio, including "yield" and "effective yield" and, in the case of the Tax-Exempt Portfolio, "tax equivalent yield". Each of these figures is based upon historical earnings and is not representative of the future performance of a Portfolio. The yield of a Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.


The Advisor and certain affiliates, have agreed to maintain certain operating expenses of the Treasury Portfolio to the extent specified in the prospectus. The performance results noted herein for the Treasury Portfolio would have been lower had certain expenses not been capped. Because the Premier Money Market Shares of each Portfolio have different expenses their yields will differ from other classes within a Portfolio.

Each Portfolio's seven-day yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for each Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculations. For the period ended April 30, 2001, the Money Market Portfolio's, Government Securities Portfolio's and Tax-Exempt Portfolio's seven-day yield was 4.13%, 3.93%, and 2.94%, respectively. For the period ended March 31, 2001, the Treasury Portfolios seven-day yield was 4.17%.

Each Portfolio's effective seven-day yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is:
(seven-day base period return +1)365/7 - 1. Each Portfolio may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1. For the period ended April 30, 2001, the Money Market Portfolio's, Government Securities Portfolio's and Tax-Exempt Portfolio's seven-day effective yield was 4.21%, 4.00%, and 2.98%, respectively. For the period ended March 31, 2001, the Treasury Portfolios seven-day effective yield was 4.26%.



The tax equivalent yield of the Tax-Exempt Portfolio is computed by dividing that portion of the Portfolio's yield (computed as described above) which is tax-exempt by (one minus the stated Federal income tax rate) and adding the product to that portion, if any, of the yield of the Portfolio that is not tax-exempt. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below.

Each Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in a Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in a Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of a Portfolio with that of its competitors. Past performance cannot be a guarantee of future results.

Each Portfolio may depict the historical performance of the securities in which a Portfolio may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments performance indexes of those investments or economic indicators. A Portfolio may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Portfolio.

Investors also may want to compare the Portfolio's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. The Portfolio's yield will fluctuate. Also, while the Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so. In addition, investors may want to compare the Portfolio's performance to the Consumer Price Index either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.


Tax-Exempt Versus Taxable Yield. You may want to determine which investment -- tax-exempt or taxable -- will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-exempt investment by the sum of [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Tax-Exempt Portfolio may generate. Both tables are based upon current law as to the 2000 tax rates schedules.


Taxable Equivalent Yield Table For Persons Whose Adjusted Gross Income Is Under $126,600

      Single              Joint                  Your                     A Tax-Exempt Yield of:
                                               Marginal            2%     3%     4%     5%     6%     7%

Taxable Income                             Federal Tax Rate        Is Equivalent to a Taxable Yield of:
--------------                             ----------------        ------------------------------------
$25,750-$62,450    $43,050-$104,050             28.0%           2.78    4.17   5.56  6.94    8.33  9.72
Over $62,450       Over $104,050                31.0            2.90    4.35   5.80  7.25    8.70  10.14

Taxable Equivalent Yield Table For Persons Whose Adjusted Gross Income Is Over $126,600


         Single                 Joint               Your                  A Tax-Exempt Yield of:
                                                  Marginal         2%     3%     4%    5%     6%      7%

Taxable Income                                Federal Tax Rate     Is Equivalent to a Taxable Yield of:
--------------                                ----------------     ------------------------------------
$62,450-$130,250        $104,050-$158,550             31.9%     2.94    4.41   5.87  7.34   8.81   10.28
$130,250-$283,150        $158,550-$283,150            37.1      3.18    4.77   6.36  7.95    9.54  11.13
Over $283,150           Over $283,150                 40.8      3.38    5.07   6.76  8.45   10.14  11.82

* This table assumes a decrease of $3.00 of itemized deductions for each $100 of adjusted gross income over $126,600. For a married couple with adjusted gross income between $189,950 and $312,450 (single between $126,600 and $249,100), add 0.7% to the above Marginal Federal Tax Rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 37.1% and you are married with no dependents, the adjusted tax rate is 38.5% (37.1% + 0.7% + 0.7%). For a tax-exempt yield of 6%, the taxable equivalent yield is about 9.8% (6% / (100%-38.5%)).

OFFICERS AND TRUSTEES


The officers and trustees of the Trust, their birthdates, their principal occupations and their affiliations, if any, with the Advisor and SDI, are listed below. All persons named as officers and trustees also serve in similar capacities for other funds advised by the Advisor:

JOHN W. BALLANTINE (2/16/46), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Retired; formerly, First Chicago NBD Corporation/The First National Bank of Chicago: 1996-1998 Executive Vice President and Chief Risk Management Officer; 1995-1996 Executive Vice President and Head of International Banking; 1992-1995 Executive Vice President, Chief Credit and Market Risk Officer.

LEWIS A. BURNHAM (1/8/33), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Retired; formerly, Partner, Business Resources Group; formerly, Executive Vice President, Anchor Glass Container Corporation.

MARK S. CASADY*  (9/12/60),  Trustee and  President,  Two  International  Place,
Boston,   Massachusetts  02110;  Managing  Director,  Zurich  Scudder;  formerly
Institutional Sales Manager of an unaffiliated mutual fund distributor.

LINDA C. COUGHLIN* (1/1/52), Trustee, Vice President and Chairperson, Two International Place, Boston, Massachusetts 02110; Managing Director, Zurich Scudder.

DONALD L. DUNAWAY (3/8/37), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).

JAMES R. EDGAR (07/22/46), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs; Director, Kemper Insurance Companies; Director, John B. Sanfilippo & Son, Inc.; Director, Horizon Group Properties, Inc.; formerly, Governor of the State of Illinois. 1991-1999.

WILLIAM F. GLAVIN* (08/30/58), Trustee, Two International Place, Boston, Massachusetts 02110; Managing Director, Zurich Scudder; formerly, Executive Vice President of Market and Product Development, The Dreyfus Corporation.

ROBERT B. HOFFMAN (12/11/36), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries); formerly, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals), Director, Harnischfeger Industries, Inc.

SHIRLEY D. PETERSON (9/3/41), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Retired, formerly, President, Hood College; formerly, partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General (Tax), U.S. Department of Justice; Director Bethlehem Steel Corp.

FRED B. RENWICK (02/01/30), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Professor of Finance, New York University, Stern School of Business; Director, the Wartburg Foundation; Chairman, Finance Committee of Morehouse College Board of Trustees; Director, American Bible Society Investment Committee; formerly, member of the Investment Committee of Atlanta University Board of Trustees; formerly, Director of Board of Pensions Evangelical Lutheran Church in America.

WILLIAM P. SOMMERS (7/22/33), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Retired; formerly, President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm); Director, PSI Inc., Evergreen Solar, Inc. and Litton Industries; Advisor, Guckenheimer Enterprises; Consultant and Director, SRI/Atomic Tangerine.

JOHN G. WEITHERS (08/08/33), Trustee, 222 Riverside Plaza, Chicago, Illinois 60606; Formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange; Director, Federal Life Insurance Company; President of the Members of the Corporation and Trustee, DePaul University; Director, International Federation of Stock Exchanges; Director, Records Management Systems.

The individuals named below are currently officers of the Fund:





PHILIP J. COLLORA (11/15/45), Vice President and Assistant Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Zurich Scudder.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Zurich Scudder.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Zurich Scudder.


RICHARD L. VANDENBERG (11/16/49), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Zurich Scudder; formerly, Senior Vice President and Portfolio Manager of an unaffiliated investment management firm.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Managing Director, Zurich Scudder.


JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Zurich Scudder.

BRENDA LYONS (2/21/63), Assistant Treasurer*, Two International Place, Boston, Massachusetts Senior Vice President, Zurich Scudder.


CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Managing Director, Zurich Scudder; formerly, Associate, Dechert Price & Rhoads (law firm), from 1989 to 1997.


MAUREEN E. KANE (2/14/62), Secretary*, Two International Place, Boston, Massachusetts; Vice President, Zurich Scudder; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).

* Interested persons as defined in the Investment Company Act of 1940.

The trustees and officers who are "interested persons" as designated above receive no compensation from each Trust. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during Cash Account Trust's fiscal year ended April 30, 2001 or Investors Cash Trust's fiscal year ended March 31, 2001. The information in the last column indicates the total amounts paid or accrued for the calendar year 2000 for all Zurich Scudder Funds.


                                                                                                      Total Compensation
                               Aggregate Compensation From     Aggregate Compensation From           Zurich Scudder Funds
Name of Trustee                     Cash Account Trust             Investors Cash Trust             Paid To Trustees^(2)(3)
---------------                     ------------------             --------------------             ----------------------
John W. Ballantine                     $$17,133.43                      $2,521.87                        $183,570
Lewis A. Burnham                         15,434.45                       2,540.78                         154,040
Donald L. Dunaway ^(1)                   22,875.80                       5,454.16                         293,091
James R. Edgar                                   0                              0                         195,080
Robert B. Hoffman                        16,526.97                       2,675.06                         163,890
Shirley D. Peterson                     164,866.05                       2,728.68                         149,010
Fred B. Renwick                                  0                              0                         204,620
William P. Sommers                       16,463.72                       2,503.76                         153,330




                                       25

John G. Weithers                                 0                              0                         239,180


^(1) Includes deferred fees. Pursuant to deferred compensation agreements with the Trust, deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees (including interest thereon) accrued through Investors Cash Trust's and Cash Account Trust's most recent fiscal year payable to Mr. Dunaway are $11,400 and $10,200, respectively.

^(2) Includes   compensation  for  service  on  the  Boards  of  26  trusts  and corporations with 45 fund portfolios. Each Trustee currently serves as Trustee of 27 funds with 47 fund portfolios.

^(3) Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings in connection with the Zurich Scudder restructuring initiative (which included a comprehensive review of Zurich Scudder's proposals, including a branding change, combinations of certain funds (including tax implications), liquidations of certain funds, implementation of an administrative agreement for certain funds (including fee caps) and the consolidation of certain boards). Such amounts totaled $77,760, $43,200, $77,760, $47,520, $43,200, $47,520 and $43,200 for Messrs.
     Ballantine, Burnham, Dunaway, Hoffman, Jones, Sommers and Ms. Peterson, respectively. A portion of these meeting fees was borne by Zurich Scudder.


Each Trust's Board of Trustees is responsible for the general oversight of each Portfolio's business. A majority of the Board's members are not affiliated with Zurich Scudder Investments, Inc.


On June 30, 2001, the officers and trustees of each Trust, as a group, owned less than 1% of the then outstanding shares of each Portfolio. No person owned of record 5% or more of the outstanding shares of any class of any Portfolio, except the persons indicated in the chart below:


------------------------------------- ----------------- ------------------------

 Name And Address                    Percentage        Portfolio

------------------------------------- ----------------- ------------------------
------------------------------------- ----------------- ------------------------

National City Bank                    19.31%            Investors  Cash Trust:

Money Market Unit                                       Treasury Portfolio
4100 W. 150th Street

Cleveland, Ohio 44135

------------------------------------- ----------------- ------------------------
------------------------------------- ----------------- ------------------------

Angelina  County General Fund         16.41%            Investors Cash Trust:
P.O. Box 908                                            Treasury Portfolio

Lufkin, Texas 75902
------------------------------------- ----------------- ------------------------
------------------------------------- ----------------- ------------------------

Erath County                          11.35%            Investors  Cash Trust:

Erath County Courthouse                                 Treasury Portfolio
100 Graham

Stephenville, TX 76401

------------------------------------- ----------------- ------------------------
------------------------------------- ----------------- ------------------------

Smith County                          47.92%            Investors Cash Trust:
General Fund                                            Treasury  Portfolio
Smith County Courthouse
Tyler, Texas  75702

------------------------------------- ----------------- ------------------------
------------------------------------- ----------------- ------------------------

Prudential Securities                 6.18%             Cash Account Trust:
 f/b/o Donald Hendrickson                              Tax Exempt Portfolio
 1 New York Plaza,
 New York, NY  10004

------------------------------------- ----------------- ------------------------

SPECIAL FEATURES


Exchange Privilege. Subject to the limitations described below, Class A Shares (or the equivalent) of the following Scudder Mutual Funds may be exchanged for each other at their relative net asset values: Scudder Technology Fund, Scudder Total Return Fund, Scudder Growth Fund, Scudder Small Capitalization Equity Fund, Scudder Strategic Income Fund, Scudder High Yield Series, Scudder U.S. Government Securities Fund, Scudder State Tax-Free Income Series, Scudder Blue Chip Fund, Scudder Target Equity Fund (series are subject to a limited offering period), Scudder Cash Reserves Fund, Scudder U.S. Mortgage Fund, Scudder Value Series, Inc., Scudder Focus Value Plus Growth Fund, Scudder New Europe Fund, Inc., Scudder Aggressive Growth Fund, Scudder International Research Fund, Inc., Scudder-

Dreman Financial Services Fund, Scudder Equity Trust and Scudder Investors Trust ("Scudder Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Zurich Yieldwise Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust). Shares of Money Market Funds and Scudder Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Scudder Fund in excess of $1,000,000 (except Scudder Cash Reserves Fund), acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition to the current limits on exchanges of shares with a value over $1,000,000, shares of a Scudder fund with a value of $1,000,000 or less (except Scudder Cash Reserves
Fund) acquired by exchange from another Scudder fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the investment manager's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder fund and therefore may be subject to the 15-day hold policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Scudder Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with the Underwriter with respect to such Funds. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.

The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from firms or the Underwriter. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.


Systematic  Withdrawal  Program.  An owner of  $5,000  or more of a  Portfolio's shares may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or the owner's designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by a Portfolio and may be terminated at any time by the shareholder or a Portfolio. Firms provide varying arrangements for their clients to redeem shares of a Portfolio on a periodic basis. Such firms may independently establish minimums for such services.

Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and SDI can establish your account in any of the following types of retirement plans:

   o Individual Retirement Accounts (IRAs) trusteed by State Street Bank ("State Street"). This includes Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

   o 403(b) Custodial Accounts also trusteed by State Street. This type of plan is available to employees of most non-profit organizations.

   o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.


Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Financial services firms offering the Portfolios may have their own documents. Please contact the financial services firm from which you received this Statement of Additional Information for more information. Investors should consult with their own tax advisors before establishing a retirement plan.


Electronic Funds Transfer Programs. For your convenience, each Trust has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by either Trust for these programs. To use these features, your financial institution (your employer's financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your account. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Trusts. Shareholders should contact Scudder Investments Service Company at 1-800-621-1048 or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Portfolios.

SHAREHOLDER RIGHTS

Each Trust generally is not required to hold meetings of its shareholders. Under each Trust's Agreement and Declaration of Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of a Trust to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of a Trust, or any registration of a Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) each Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

Each Trust's Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a Portfolio could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of a Portfolio and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

Each Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any Portfolio or class) by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of each Trust. Each Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

APPENDIX -- RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS

A-1, A-2, Prime-1, Prime-2 and Duff 1, Duff 2 Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

The rating Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Inc. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

MIG-1 and MIG-2 Municipal Notes

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

STANDARD & POOR'S CORPORATION BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

DUFF & PHELP'S INC. BOND RATINGS

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                              INVESTORS CASH TRUST
                              --------------------

                            PART C. OTHER INFORMATION

   Item 23.      Exhibits.
   --------      ---------

                    (a)           (1)       Amended and Restated Agreement and Declaration of Trust, dated March 9,
                                            1990, is incorporated by reference to Post-Effective Amendment No. 7 to the
                                            Registration Statement.

                                  (2)       Written Instrument Amending Agreement and Declaration of Trust, dated August
                                            14, 1990, is incorporated by reference to Post-Effective Amendment No. 7  to the Registration Statement.

                                  (3)       Written Instrument Amending Agreement and Declaration of Trust, dated
                                            September 19, 1991, is incorporated by reference to Post-Effective Amendment
                                            No. 7 to the Registration Statement.

                    (b)           (1)       By-laws of the Trust are incorporated by reference to Post-Effective
                                            Amendment No. 7 to the Registration Statement.

                                  (2)       Amended By-Laws of the Registrant, dated November 29, 2000 are incorporated by reference to Post-Effective Amendment No. 20 to the Registration
                                            Statement.

                    (c)           (1)       Text of Share Certificate is incorporated by reference to Post-Effective
                                            Amendment No. 7 to the Registration Statement.

                                  (2)       Establishment and Declaration of Classes of Shares of Beneficial Interest
                                            with respect to the Government Cash Managed Shares and Scudder Government
                                            Cash Institutional Shares of the Government Securities Portfolio is
                                            incorporated by reference to Post-Effective Amendment No. 15 to the
                                            Registration Statement.

                                  (3)       Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            $0.01 par value, with respect to Treasury Portfolio  Premier Money Market
                                            Shares is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement.

                    (d)                     Investment Management Agreement, dated October 1, 1999, is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

                    (e)           (1)       Underwriting Agreement between the Registrant and Scudder Distributors, Inc.
                                            (formerly Kemper Distributors, Inc.), dated October 1, 1999, is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement.

                                  (2)       Form of Selling Group Agreement is incorporated by reference to
                                            Post-Effective Amendment No. 7 to the Registration Statement.

                    (f)                     Inapplicable.



                                       1


                    (g)           (1)       Custody Agreement between the Registrant, on behalf of Government Securities
                                            Portfolio and Treasury Portfolio, and State Street Bank and Trust Company,
                                            dated April 19, 1999, incorporated by reference to Post-Effective Amendment
                                            No. 11 to the Registration Statement.

                                  (2)       Amended Custodian Agreement between the Registrant and State Street Bank and
                                            Trust Company ("State Street Bank"), dated January 5, 2001 is incorporated by reference to Post-Effective Amendment No. 20 to the Registration
                                            Statement.

                    (h)           (1)       Agency Agreement, dated September 21, 1990, is incorporated by reference to
                                            Post-Effective Amendment No. 7 to the Registration Statement.

                                  (2)       Supplement to Agency Agreement, dated April 1, 1991, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

                                  (3)       Supplement to Agency Agreement, dated October 1, 1992, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

                                  (4)       Supplement to Agency Agreement, dated April 1, 1995, is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement.

                                  (5)       Administration and Shareholder Services Agreement, dated October 1, 1991, is incorporated by reference to Post-Effective Amendment No. 7 to the
                                            Registration Statement.

                                  (6)       Amendment to Administration and Shareholder Services Agreement, dated
                                            December 1, 1993, is incorporated by reference to Post-Effective Amendment
                                            No. 7 to the Registration Statement.

                                  (7)       Assignment and Assumption Agreement, dated February 1, 1995, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

                                  (8)       Fund Accounting Services Agreements, each dated December 31, 1997, on behalf of Government Securities Portfolio and Treasury Portfolio, respectively, is incorporated by reference to Post-Effective Amendment No. 10 to the
                                            Registration Statement.

                                  (9)       Amended and Restated Administration and Shareholder Services Agreement
                                            between the Registrant, on behalf of the Treasury Portfolio Service Shares, and Scudder Distributors, Inc. (formerly Kemper Distributors, Inc.), is incorporated by reference to Post-Effective Amendment No. 17 to the
                                            Registration Statement.

                                       2

                                  (10)      Amended and Restated Administration and Shareholder Services Agreement
                                            between the Registrant, on behalf of the Government Securities Portfolio
                                            Service Shares, and Scudder Distributors, Inc. (formerly Kemper
                                            Distributors, Inc.), is incorporated by reference to Post-Effective
                                            Amendment No. 17 to the Registration Statement.

                                  (11)      Administration and Shareholder Services Agreement on behalf of the Treasury
                                            Portfolio Premier Money Market Shares, dated November 30, 1999, is incorporated by reference to Post-Effective Amendment No. 17 to the
                                            Registration Statement.

                                  (12)      Supplement to Services Agreement on behalf of Government Securities
                                            Portfolio and Treasury Portfolio, dated January 1, 1999, is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement.

                                  (13)      Shareholder Services Agreement, dated July 1, 2001, between the Registrant and Scudder Distributors, Inc. is filed herein.

                    (i)                     Legal Opinion and Consent of Counsel is filed herein.

                    (j)                     Consent of Independent Accountants is filed herein.

                    (k)                     Inapplicable

                    (l)                     Inapplicable

                    (m)           (1)       12b-1 Plan between the Registrant, on behalf of the Treasury Portfolio -
                                            Premier Money Market Shares is incorporated by reference to Post-Effective
                                            Amendment No. 17 to the Registration Statement.

                                  (2)       12b-1 Plan between the Registrant, on behalf of Government Portfolio -
                                            Government Cash Managed Shares is filed herein.

                    (n)                     Mutual Funds Multi-Distribution System Plan - Rule 18f-3 Plan is
                                            incorporated by reference to Post-Effective Amendment No. 17 to the
                                            Registration Statement.

                    (p)           (1)       Code of Ethics for Zurich Scudder Investments, Inc. and Scudder Distributors,
                                            Inc. (formerly Kemper Distributors, Inc.), is incorporated by reference to
                                            Post-Effective Amendment No. 19 to the Registration Statement.

                    (p)           (2)       Code of Ethics for Investors Cash Trust, is incorporated by reference to
                                            Post-Effective Amendment No. 19 to the Registration Statement.

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

         Zurich Scudder Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.


          Name             Business and Other Connections of Board of Directors of Registrant's Advisor
          ----             ----------------------------------------------------------------------------

Lynn S. Birdsong           Director and Vice President, Zurich Scudder Investments, Inc.**
                           Director and Chairman, Scudder Investments (Luxembourg) S.A.#
                           Director, Scudder Investments (U.K.) Ltd. oo
                           Director and Chairman of the Board, Scudder Investments Asia, Ltd. ooo
                           Director and Chairman, Scudder Investments Japan, Inc.+
                           Senior Vice President, Scudder Investor Services, Inc.
                           Director and Chairman, Scudder Trust (Cayman) Ltd.@@@
                           Director, Scudder, Stevens & Clark Australia x
                           Director and Vice President, Zurich Investment Management, Inc. xx
                           Director and President, Scudder, Stevens & Clark Corporation**
                           Director and President, Scudder , Stevens & Clark Overseas Corporation o
                           Director, Scudder Threadneedle International Ltd.
                           Director, Korea Bond Fund Management Co., Ltd.@@

Nicholas Bratt             Director and Vice President, Zurich Scudder Investments, Inc.**
                           Vice President, Scudder MAXXUM Company***
                           Vice President, Scudder, Stevens & Clark Corporation**
                           Vice President, Scudder, Stevens & Clark Overseas Corporation o

Laurence W. Cheng          Director, Zurich Scudder Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Martin Feinstein           Director, Zurich Scudder Investments, Inc.**

                                       4

          Name             Business and Other Connections of Board of Directors of Registrant's Advisor
          ----             ----------------------------------------------------------------------------

Steven Gluckstern          Director, Chairman of the Board,  Zurich Scudder Investments, Inc.**
                           Chief Executive Officer, Zurich Global Asset Business

Gunther Gose               Director, Zurich Scudder Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc.##
                           CEO/Branch Offices, Zurich Life Insurance Company##

Harold D. Kahn             Treasurer and Chief Financial Officer, Zurich Scudder Investments, Inc.**

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Zurich Scudder Investments, Inc.**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation o
                           Director, Senior Vice President, Chief Legal Officer& Assistant Clerk, Scudder Investor
                                Services, Inc.**
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Vice President & Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President & Secretary, Scudder Canada Investor Services Ltd.***
                           Director, Vice President & Secretary, Scudder Realty Advisers, Inc.@
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President, Chief Legal Officer and Secretary, Scudder Financial Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.@@
                           Director, Scudder Threadneedle International Ltd.
                           Director, Chairman of the Board and Secretary, Scudder Investments Canada, Ltd.
                           Director, Scudder Investments Japan, Inc.+
                           Director and Secretary, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and Secretary, Zurich Investment Management, Inc. xx
                           Director, Secretary, Chief Legal Officer and Vice President, Scudder Distributors, Inc.
                           Director and Secretary, Scudder Investments Service Company

Farhan Sharaff             Chief Investment Officer, Zurich Scudder Investments, Inc.**



                                       5

          Name             Business and Other Connections of Board of Directors of Registrant's Advisor
          ----             ----------------------------------------------------------------------------

Edmond D. Villani          Director, President and Chief Executive Officer, Zurich Scudder Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation o
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.@
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                           Director, Scudder Threadneedle International Ltd. oo
                           Director, Scudder Investments Japan, Inc.+
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           President and Director, Zurich Investment Management, Inc. xx
                           Director and Deputy Chairman, Scudder Investment Holdings, Ltd.

*             Two International Place, Boston, MA
@             333 South Hope Street, Los Angeles, CA
**            345 Park Avenue, New York, NY
#             Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
              Luxembourg B 34.564
***           Toronto, Ontario, Canada
@@@           Grand Cayman, Cayman Islands, British West Indies
o             20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
###           1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
xx            222 S. Riverside, Chicago, IL
xxx           Zurich Towers, 1400 American Ln., Schaumburg, IL
@@            P.O. Box 309, Upland House, S. Church St., Grand Cayman,
              British West Indies
##            Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
oo            1 South Place 5th floor, London EC2M 2ZS England
ooo           One Exchange Square 29th Floor, Hong Kong
+             Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon, Minato-ku,
              Tokyo 105-0001
x             Level 3, 5 Blue Street North Sydney, NSW 2060

Item 27.          Principal Underwriters
--------          ----------------------

         (a)

         Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Scudder Funds.

         (b)

         Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                            (2)                                     (3)
                                       Positions and Offices with                  Positions and
         Name                          Scudder Distributors, Inc.                  Offices with Registrant
         ----                          --------------------------                  -----------------------

         Thomas V. Bruns               President                                   None

                                       6

                      (1)                            (2)                                     (3)
                                       Positions and Offices with                  Positions and
         Name                          Scudder Distributors, Inc.                  Offices with Registrant
         ----                          --------------------------                  -----------------------

         Linda C. Coughlin             Director and Vice Chairman                  Vice President and Chairman

         Kathryn L. Quirk              Director, Secretary, Chief Legal            Vice President
                                       Officer and Vice President

         James J. McGovern             Chief Financial Officer and Treasurer       None

         Linda J. Wondrack             Vice President and Chief Compliance Officer None

         Paula Gaccione                Vice President                              None

         Michael E. Harrington         Managing Director                           None

         Todd N. Gierke                Assistant Treasurer                         None

         Philip J. Collora             Assistant Secretary                         Vice President and Assistant
                                                                                   Secretary

         Diane E. Ratekin              Assistant Secretary                         None

         Mark S. Casady                Director and Chairman                       President

         Terrence S. McBride           Vice President                              None

         Robert Froelich               Managing Director                           None

         C. Perry Moore                Senior Vice President and Managing Director None

         Lorie O'Malley                Managing Director                           None

         William F. Glavin             Managing Director                           None

         Gary N. Kocher                Managing Director                           None

         Susan K. Crawshaw             Vice President                              None

         Johnston A. Norris            Managing Director and Senior Vice President None

         John H. Robison, Jr.          Managing Director and Senior Vice President None

         Robert J. Guerin              Vice President                              None

         Kimberly S. Nassar            Vice President                              None



                                       7

                      (1)                            (2)                                     (3)
                                       Positions and Offices with                  Positions and
         Name                          Scudder Distributors, Inc.                  Offices with Registrant
         ----                          --------------------------                  -----------------------

         Scott B. David                Vice President                              None

         Richard A. Bodem              Vice President                              None

         (c)      Not applicable

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Zurich Scudder Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110 or, in the case of records concerning transfer agency functions, at the offices of State Street and of the shareholder service agent, Scudder Investments Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chicago and the State of Illinois on the 27th day of July, 2001.

                                                INVESTORS CASH TRUST

                                                By   /s/ Mark S. Casady
                                                     ---------------------------
                                                     Mark S. Casady, President

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ John W. Ballantine                                                                   July 27, 2001
--------------------------------------
John W. Ballantine*                         Trustee

/s/ Lewis A. Burnham                                                                     July 27, 2001
--------------------------------------
Lewis A. Burnham*                           Trustee

/s/ Mark S. Casady                                                                       July 27, 2001
--------------------------------------
Mark S. Casady                              Trustee and President

/s/ Linda C. Coughlin                                                                    July 27, 2001
--------------------------------------
Linda C. Coughlin*                          Trustee, Vice President and Chairman

/s/ Donald L. Dunaway                                                                    July 27, 2001
--------------------------------------
Donald L. Dunaway*                          Trustee

/s/ James R. Edgar                                                                       July 27,2001
--------------------------------------
James R. Edgar*                             Trustee

/s/ William F. Glavin                                                                    July 27,2001
--------------------------------------
William F. Glavin*                          Trustee

/s/ Robert B. Hoffman                                                                    July 27, 2001
--------------------------------------
Robert B. Hoffman*                          Trustee

/s/ Shirley D. Peterson                                                                  July 27, 2001
--------------------------------------
Shirley D. Peterson*                        Trustee

/s/ Fred B. Renwick                                                                      July 27, 2001
--------------------------------------
Fred B. Renwick*                            Trustee

/s/ William P. Sommers                                                                   July 27, 2001
--------------------------------------
William P. Sommers*                         Trustee

/s/ John G. Weithers                                                                     July 27, 2001
--------------------------------------
John G. Weithers*                           Trustee




/s/ John R. Hebble                                                                       July 27, 2001
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and
                                            Accounting Officer)



*By:     /s/ John Millette
         -----------------
         John Millette**
         **  John Millette signs this document
             pursuant to powers of attorney filed
             herein.

                                POWER OF ATTORNEY

                              Investors Cash Trust

Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Philip J. Collora, John Millette, Caroline Pearson, and David Sturms and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ John W. Ballantine                                                                   July 18, 2001
--------------------------------------
John W. Ballantine                          Trustee

/s/ Lewis A. Burnham                                                                     July 18, 2001
--------------------------------------
Lewis A. Burnham                            Trustee

/s/ Mark S. Casady                                                                       July 18, 2001
--------------------------------------
Mark S. Casady                              Trustee and President

/s/ Linda C. Coughlin                                                                    July 18, 2001
--------------------------------------
Linda C. Coughlin                           Trustee, Vice President and Chairman

/s/ Donald L. Dunaway                                                                    July 18, 2001
--------------------------------------
Donald L. Dunaway                           Trustee

/s/ James R. Edgar                                                                       July 18,2001
--------------------------------------
James R. Edgar                              Trustee

/s/ William F. Glavin, Jr.                                                               July 18,2001
--------------------------------------
William F. Glavin, Jr.                      Trustee

/s/ Robert B. Hoffman                                                                    July 18, 2001
--------------------------------------
Robert B. Hoffman                           Trustee

/s/ Shirley D. Peterson                                                                  July 18, 2001
--------------------------------------
Shirley D. Peterson                         Trustee

/s/ Fred B. Renwick                                                                      July 18, 2001
--------------------------------------
Fred B. Renwick                             Trustee

/s/ William P. Sommers                                                                   July 18, 2001
--------------------------------------
William P. Sommers                          Trustee

/s/ John G. Weithers                                                                     July 18, 2001
--------------------------------------
John G. Weithers                            Trustee


                                                               File No. 33-34645
                                                               File No. 811-6103



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 21
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 23

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                              INVESTORS CASH TRUST

                              INVESTORS CASH TRUST

                                  EXHIBIT INDEX
                                 Exhibit (h)(14)
                                   Exhibit (i)
                                   Exhibit (j)
                                 Exhibit (m)(2)





                                       2